UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act File No. 811-9054
      ---------------------------------------------------------------------

                         Credit Suisse Opportunity Funds
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                         Credit Suisse Opportunity Funds
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 to April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE FUNDS
Semiannual Report

April 30, 2005
(unaudited)

                    o  CREDIT SUISSE
                       HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2005; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE HIGH INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    May 25, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 04/30/05

FUND & BENCHMARKS                                                    PERFORMANCE
Common1                                                              (0.39)%
Class A1,2                                                           (0.53)%
Class B1,2                                                           (0.97)%
Class C1,2                                                           (0.97)%
Citigroup High-Yield Market Index3 (CHYMI)                           (0.31)%
Lipper High Yield Bond Funds Index3                                   0.31%

   Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales charge of 4.75%, 4.00% and 1.00%, respectively.2

MARKET OVERVIEW: A SHIFT IN THE CYCLE

   In our view, increasing signs of a shift in the credit cycle appeared during the Fund's fiscal half-year, creating a more difficult environment for high yield than we have experienced in almost two years.

   The first several months of the fiscal half-year were encouraging, as spreads on high yield issues versus comparable maturity Treasuries continued to narrow, reaching an all time low on March 9. Then came a correction triggered by a General Motors (GM) earnings warning, the ramifications of which went well beyond the automotive sector, leading to heightened risk aversion and a broad sell-off in the market. The possibility of downgrades to GM and, to a lesser extent, Ford, with nearly $90 billion in outstanding debt, helped widen spreads significantly from their historic lows.

   Although the spread widening was painful, we believe the sell-off in high yield was relatively logical and mild by historic standards. Logical in that more defensive investors simply began to shun longer-dated and lower rated credits in favor of shorter-dated, higher-quality exposures. Mild in that spreads backed up just moderately, to a level last seen just six months ago, in November of 2004. In our view, market participants have turned more defensive in response to ratings downgrades and shareholder-friendly behavior by corporations, many of which announced increased dividends and share buybacks in the period.

STRATEGIC REVIEW: POSITIONED FOR RECOVERY

   The Common Class shares of the Fund performed in line with their CHYMI benchmark primarily due to the Fund's relative positioning in key industry sectors and security selection within them. The other classes slightly underperformed the CHYMIIndex.

CREDIT SUISSE HIGH INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   Wireless was by far the strongest contributor to Fund returns in the fiscal half-year due to our overweight and successful issue selection. For example, within wireless, the largest national names offered high relative valuations with low yields and little room for capital appreciation. As a result, we overweighted several local wireless affiliates of the larger brands. Also contributing to returns was our underweight in the paper and forest products sector, and our underweight and issue selection in the utilities sector.

   The least favorable contributions to the Fund's overall return came primarily from our underexposure to the diversified telecom sector, which outperformed the benchmark, and our overweight in building products. Issue selection within the technology sector also weighed on performance.

   Going forward, although we cannot predict a robust rally from here, we believe credit could regain some of its former stability. The risk of default remains relatively low in our view and credit conditions have improved considerably over the last several years. The strong underlying fundamental environment could redirect investor attention to the relative attractiveness of high yield returns, providing a catalyst for spreads to stabilize.

Credit Suisse High Yield Management Team

Dennis Schaney
Michael Gray

   High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

CREDIT SUISSE HIGH INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 20051

                                                               SINCE      INCEPTION
                                        1 YEAR     5 YEARS   INCEPTION       DATE
                                        ------      ------   ---------    ---------
Common Class                             7.75%        --        7.38%       8/01/00
Class A Without Sales Charge             7.16%       7.20%      6.44%       3/08/99
Class A With Maximum Sales Charge        2.08%       6.17%      5.59%       3/08/99
Class B Without CDSC                     6.42%       6.33%      5.57%       3/08/99
Class B With CDSC                        2.53%       6.33%      5.57%       3/08/99
Class C Without CDSC                     6.42%       6.33%      5.83%       2/28/00
Class C With CDSC                        5.45%       6.33%      5.83%       2/28/00



                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 20051

                                                               SINCE      INCEPTION
                                        1 YEAR     5 YEARS   INCEPTION       DATE
                                        ------      ------   ---------    ---------
Common Class                             5.85%        --        6.85%       8/01/00
Class A Without Sales Charge             5.57%       6.67%      6.09%       3/08/99
Class A With Maximum Sales Charge        0.53%       5.62%      5.25%       3/08/99
Class B Without CDSC                     4.83%       5.80%      5.23%       3/08/99
Class B With CDSC                        1.01%       5.80%      5.23%       3/08/99
Class C Without CDSC                     4.84%       5.80%      5.42%       2/28/00
Class C With CDSC                        3.88%       5.80%      5.42%       2/28/00

Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.csam.com/us.

--------------------------------------------------------------------------------
1 Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was down 5.29%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 4.72%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was down 1.90%.

3 The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. The Lipper High Yield Bond Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds classified by Lipper Inc. as investing primarily in high yield debt securities. It is compiled by Lipper Inc. Investors cannot invest directly in an index.

CREDIT SUISSE HIGH INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

   The table illustrates your Fund's expenses in two ways:

   o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE HIGH INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005

--------------------------------------------------------------------------------
                                               COMMON
ACTUAL FUND RETURN                              CLASS     CLASS A    CLASS B     CLASS C
                                              --------   --------   --------   ---------
Beginning Account Value 11/01/04              $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account Value 04/30/05                 $  996.10  $  994.70  $  990.30  $  990.30
Expenses Paid per $1,000*                     $    4.21  $    5.44  $    9.13  $    9.13

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 11/01/04              $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account Value 4/30/05                  $1,020.58  $1,019.34  $1,015.62  $1,015.62
Expenses Paid per $1,000*                     $    4.26  $    5.51  $    9.25  $    9.25

                                               COMMON
                                                CLASS     CLASS A    CLASS B     CLASS C
                                              --------   --------   --------   ---------
ANNUALIZED EXPENSE RATIOS*                        0.85%      1.10%      1.85%      1.85%

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE HIGH INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

RATINGS
S&P
----------------------------------------
   BBB                          1.1%
   BB                          21.4%
   B                           55.5%
   CCC                         17.4%
   CC                           0.8%
   D                            0.1%
   NR                           3.7%
                             ------
  Total                       100.0%
                             ======



-----------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS (88.5%)
AEROSPACE (2.2%)
   $ 650 Aviall, Inc., Senior Notes
           (Callable 07/01/07 @ $103.81)                (BB , B1)       07/01/11       7.625        $    669,500
     500 BE Aerospace, Inc., Series B, Senior
           Subordinated Notes ss.                     (B- , Caa2)       03/01/08       8.000             500,000
     250 K&F Acquisition, Inc., Rule 144A,
           Senior Subordinated Notes
           (Callable 11/15/09 @ $103.88)++            (B- , Caa1)       11/15/14       7.750             246,250
     600 L-3 Communications Corp., Global Company
           Guaranteed Notes
           (Callable 07/15/08 @ $103.06)              (BB+ , Ba3)       07/15/13       6.125             595,500
     250 L-3 Communications Corp., Global
           Senior Subordinated Notes
           (Callable 01/15/10 @ $102.94)              (BB+ , Ba3)       01/15/15       5.875             239,375
     620 Sequa Corp., Senior Notes                     (BB- , B1)       08/01/09       9.000             657,200
     250 Sequa Corp., Series B, Senior Notes           (BB- , B1)       04/01/08       8.875             258,750
     750 Titan Corp., Global Company
           Guaranteed Notes
           (Callable 05/15/07 @ $104.00)                 (B , B2)       05/15/11       8.000             785,625
     250 TransDigm, Inc., Global Company
           Guaranteed Notes
           (Callable 07/15/06 @ $106.28)                (B- , B3)       07/15/11       8.375             256,250
                                                                                                    ------------
                                                                                                       4,208,450
                                                                                                    ------------

AIRLINES (0.0%)
     100 American Airlines, Inc., Series 01-2, Pass Thru
           Certificates                                  (B , B1)       10/01/06       7.800              90,054
                                                                                                    ------------

AUTOMOBILE MANUFACTURING/VEHICLE PARTS (2.3%)
     250 Collins & Aikman Products Corp., Global Company
           Guaranteed Notes
           (Callable 12/31/06 @ $105.38)ss.              (D , Ca)       12/31/11      10.750             186,875
     500 Cooper-Standard Automotive, Inc.,
           Rule 144A, Notes
           (Callable 12/15/09 @ $104.19)++               (B , B3)       12/15/14       8.375             367,500
     350 Cummins, Inc., Global Senior Notes
           (Callable 12/01/06 @ $104.75)ss.#          (BB+ , Ba2)       12/01/10       9.500             378,000
     500 Dura Operating Corp., Series D,
           Company Guaranteed
           Notes (Callable 05/01/05 @ $103.00)ss.   (CCC+ , Caa1)       05/01/09       9.000             353,750
     500 Group 1 Automotive, Inc., Senior
           Subordinated Notes
           (Callable 08/15/08 @ $104.12)                (B+ , B1)       08/15/13       8.250             502,500
     200 Holley Performance Products, Inc.,
           Series B, Company
           Guaranteed Notes
           (Callable 09/15/05 @ $102.04)            (CCC- , Caa3)       09/15/07      12.250             162,000
     600 Metaldyne Corp., Global Company
           Guaranteed Notes
           (Callable 06/15/07 @ $105.50)ss.         (CCC+ , Caa1)       06/15/12      11.000             459,000
     250 Metaldyne Corp., Rule 144A, Senior Notes
           (Callable 11/01/08 @ $105.00)ss.++         (CCC+ , B3)       11/01/13      10.000             213,750
     350 Motor Coach Industries International,
           Inc., Company Guaranteed Notes
           (Callable 05/01/05 @ $103.75)                (CC , Ca)       05/01/09      11.250             211,750
     500 Stanadyne Corp., Global Senior
           Subordinated Notes
           (Callable 08/15/09 @ $105.00)              (B- , Caa1)       08/15/14      10.000             487,500
     650 Tenneco Automotive, Inc., Rule 144A, Senior
           Subordinated Notes
           (Callable 11/15/09 @ $104.31)ss.++           (B- , B3)       11/15/14       8.625             596,375
     520 TRW Automotive, Global Senior
           Subordinated Notes
           (Callable 02/15/08 @ $105.50)ss.            (BB- , B1)       02/15/13      11.000             561,600
                                                                                                    ------------
                                                                                                       4,480,600
                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                        7


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS
BROADBAND (0.5%)
   $ 750 Level 3 Financing, Inc., Rule 144A, Senior Notes
           (Callable 10/15/07 @ $105.38)ss.++         (CC , Caa1)       10/15/11      10.750        $    622,500
     750 Primus Telecommunications Group, Inc.,
           Global Senior Notes
           (Callable 01/15/09 @ $104.00)ss.            (CCC , B3)       01/15/14       8.000             446,250
                                                                                                    ------------
                                                                                                       1,068,750
                                                                                                    ------------

BROADCAST/OUTDOOR (1.2%)
     250 Entravision Communications Corp., Global Company
           Guaranteed, Senior Subordinated Notes
           (Callable 03/15/06 @ $104.06)                (B- , B3)       03/15/09       8.125             258,750
     150 Gray Television, Inc., Global Company Guaranteed
           Notes (Callable (12/15/06 @ $104.62)         (B- , B2)       12/15/11       9.250             163,125
     700 LIN Television Corp., Global Senior Subordinated
           Notes (Callable 05/15/08 @ $103.25)           (B , B1)       05/15/13       6.500             673,750
     850 Nexstar Finance Holdings LLC, Global
           Senior Discount Notes
           (Callable 04/01/08 @ $105.69)ss.+          (B- , Caa1)       04/01/13       0.000             654,500
     300 Paxson Communications Corp., Global Company
           Guaranteed Notes
           (Callable 01/15/06 @ $106.13)ss.+        (CCC- , Caa1)       01/15/09       0.000             280,500
      97 Salem Communications Holding Corp., Series B,
           Global Company Guaranteed Notes
           (Callable 07/01/06 @ $104.50)                (B- , B2)       07/01/11       9.000             103,305
     100 Sinclair Broadcast Group, Inc., Global Company
           Guaranteed Notes
           (Callable 12/15/06 @ $104.38)                 (B , B2)       12/15/11       8.750             102,750
                                                                                                    ------------
                                                                                                       2,236,680
                                                                                                    ------------

BUILDING PRODUCTS (2.4%)
     133 Airxcel, Inc., Series B, Senior Subordinated Notes
           (Callable 11/15/05 @ $100.00)            (CCC+ , Caa1)       11/15/07      11.000             132,335
     250 Associated Materials, Inc., Global Company
           Guaranteed Notes
           (Callable 04/15/07 @ $104.88)              (B- , Caa1)       04/15/12       9.750             266,875
     190 Building Materials Corporation of America,
           Series B, Company Guaranteed Notes           (B+ , B2)       12/01/08       8.000             186,200
     900 Building Materials Corporation of America, Unsecured
           Senior Notes                                 (B+ , B2)       10/15/07       8.000             895,500
     250 Collins & Aikman Floorcovering, Global Company
           Guaranteed Notes
           (Callable 02/15/06 @ $104.88)              (B- , Caa1)       02/15/10       9.750             263,750
     340 Dayton Superior Corp., Company Guaranteed Notes
           (Callable 06/15/07 @ $102.17)ss.          (CCC , Caa2)       06/15/09      13.000             290,700
     400 Dayton Superior Corp., Global Secured Notes
           (Callable 06/15/06 @ $105.62)                (B- , B3)       09/15/08      10.750             394,000
     250 Goodman Global Holding Company, Inc.,
           Rule 144A, Senior Subordinated Notes
           (Callable 12/15/08 @ $103.94)ss.++         (B- , Caa1)       12/15/12       7.875             221,250
     177 Interface, Inc., Global Senior Notes         (B- , Caa1)       02/01/10      10.375             190,275
     250 Interface, Inc., Global Senior
           Subordinated Notes
           (Callable 02/01/09 @ $104.75)ss.          (CCC , Caa3)       02/01/14       9.500             251,250
     800 Jacuzzi Brands, Inc., Global Secured Notes
           (Callable 07/01/07 @ $104.81)                 (B , B3)       07/01/10       9.625             860,000

                 See Accompanying Notes to Financial Statements.

                                        8


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS
BUILDING PRODUCTS
   $ 250 Nortek, Inc., Global Senior Subordinated Notes
           (Callable 09/01/09 @ $104.25)            (CCC+ , Caa1)       09/01/14       8.500        $    222,500
     500 Ply Gem Industries, Inc., Global Senior Subordinated
           Notes (Callable 02/15/08 @ $104.50)          (B- , B3)       02/15/12       9.000             435,000
                                                                                                    ------------
                                                                                                       4,609,635
                                                                                                    ------------

CABLE (4.0%)
     500 Adelphia Communications Corp., Series B,
           Senior Notes0                                (NR , NR)       12/31/49       9.500             427,500
     260 Adelphia Communications Corp., Series B, Senior
           Notes0                                       (NR , NR)       12/31/49      10.500             230,100
     925 Cablevision Systems New York Group, Rule 144A,
           Senior Notes++                               (B+ , B3)       04/15/12       8.000             916,906
   1,000 Charter Communications Holdings LLC, Senior Notes
           (Callable 04/01/06 @ $101.44)ss.           (CCC- , Ca)       04/01/09       8.625             727,500
     275 CSC Holdings, Inc., Senior Notes              (BB- , B1)       12/15/07       7.875             282,563
     200 CSC Holdings, Inc., Series B, Debentures      (BB- , B1)       08/15/09       8.125             206,000
     200 CSC Holdings, Inc., Series B, Senior Notes    (BB- , B1)       07/15/09       8.125             206,000
     390 CSC Holdings, Inc., Series B, Senior Notes    (BB- , B1)       04/01/11       7.625             397,800
     480 Insight Communications Company, Inc., Senior
           Discount Notes
           (Callable 02/15/06 @ $106.12)ss.+          (B- , Caa2)       02/15/11       0.000             475,200
      20 Insight Midwest/Insight Capital Corp., Global Senior
           Notes (Callable 11/01/05 @ $105.25)          (B+ , B2)       11/01/10      10.500              21,400
   1,110 Insight Midwest/Insight Capital Corp., Senior Notes
           (Callable 10/01/05 @ $103.25)ss.             (B+ , B2)       10/01/09       9.750           1,162,725
     950 Mediacom LLC Capital Corp., Senior Notes
           (Callable 02/15/06 @ $103.94)ss.              (B , B3)       02/15/11       7.875             902,500
     320 Northland Cable Television, Inc.,
           Company Guaranteed
           Notes (Callable 11/15/05 @ $100.00)ss.     (CC , Caa3)       11/15/07      10.250             319,200
     650 Olympus Communications LP, Series B,
           Senior Notesss.0                             (NR , NR)       11/15/06      10.625             877,500
     697 Renaissance Media Group LLC, Company Guaranteed
           Notes (Callable 04/15/06 @ $100.00)+       (CCC+ , B3)       04/15/08      10.000             708,326
                                                                                                    ------------
                                                                                                       7,861,220
                                                                                                    ------------

CAPITAL GOODS (0.9%)
     250 Blount, Inc., Senior Subordinated Notes
           (Callable 08/01/08 @ $104.44)              (B- , Caa1)       08/01/12       8.875             258,750
     800 Case New Holland, Inc., Rule 144A, Senior Notes
           (Callable 08/01/07 @ $104.63)++            (BB- , Ba3)       08/01/11       9.250             820,000
     200 Case New Holland, Inc., Rule 144A, Senior Notes
           (Callable 08/01/07 @ 104.63)++             (BB- , Ba3)       08/01/11       9.250             205,000
     280 JII Holdings LLC, Global Secured Notes
           (Callable 01/01/06 @ $103.25)            (CCC- , Caa2)       04/01/07      13.000             253,400
     235 Motors & Gears, Inc., Series D,
           Senior Notes                              (CCC , Caa1)       11/15/06      10.750             218,550
                                                                                                    ------------
                                                                                                       1,755,700
                                                                                                    ------------

CHEMICALS (4.4%)
     325 BCP Crystal Holdings Corp., Global Senior
           Subordinated Notes
           (Callable 06/15/09 @ $104.81)ss.            (B- , B3)        06/15/14       9.625             359,937
     488 Crystal US Holdings, Rule 144A, Senior Discount Notes
           (Callable 10/01/09 @ $105.25)+++           (B- , Caa2)       10/01/14       0.000             319,640

                 See Accompanying Notes to Financial Statements.

                                        9

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS
CHEMICALS

   $ 200 Equistar Chemicals Funding, Global Company
           Guaranteed Notes                            (BB- , B2)       09/01/08      10.125        $    221,000
     800 Equistar Chemicals Funding, Global Senior Notes
           (Callable 05/01/07 @ $105.31)               (BB- , B2)       05/01/11      10.625             896,000
      50 Equistar Chemicals Funding, Senior Notes      (BB- , B2)       02/15/09       8.750              53,500
     350 FMC Corp., Global Senior Secured Notes
           (Callable 11/01/06 @ $105.13)              (BB+ , Ba2)       11/01/09      10.250             388,500
     423 Huntsman Company LLC, Global Company Guaranteed
           Notes (Callable 10/15/07 @ $105.81)         (BB- , B1)       10/15/10      11.625             490,680
     198 Huntsman Company LLC, Rule 144A, Company
           Guaranteed Notes
           (Callable 07/15/08 @ $105.75)#++              (B , B2)       07/15/12      12.000             228,690
     150 Huntsman International LLC, Company Guaranteed
           Notes (Callable 07/01/05 @ $103.38)ss.        (B , B3)       07/01/09      10.125             156,375
     500 IMC Global, Inc., Global Senior Notes
           (Callable 08/01/08 @ $105.44)               (BB , Ba3)       08/01/13      10.875             592,500
     250 IMC Global, Inc., Rule 144A, Company Guaranteed
           Notes (Callable 06/01/06 @ $105.62)++       (BB , Ba3)       06/01/11      11.250             278,750
     500 Koppers Industry, Inc., Rule 144A,
           Senior Discount Notes
           (Callable 11/15/09 @ $104.94)+++           (B- , Caa2)       11/15/14       0.000             297,500
     750 Lyondell Chemical Co., Global Company Guaranteed
           Notes (Callable 06/01/08 @ $105.25)         (BB- , B1)       06/01/13      10.500             868,125
     100 Lyondell Chemical Co., Global Company Guaranteed
           Notes (Callable 12/15/05 @ $104.75)         (BB- , B1)       12/15/08       9.500             107,125
     150 Lyondell Chemical Co., Senior
           Secured Notesss.                            (BB- , B1)       07/15/12      11.125             172,125
      73 Lyondell Chemical Co., Series B, Senior Secured
           Notes (Callable 05/01/05 @ $102.47)         (BB- , B1)       05/01/07       9.875              75,190
     550 Nalco Co., Global Senior Subordinated Notes
           (Callable 11/15/08 @ $104.44)ss.           (B- , Caa1)       11/15/13       8.875             566,500
     550 PolyOne Corp., Rule 144A, Senior Notes
           (Callable 05/15/07 @ $105.31)ss.++           (B+ , B3)       05/15/10      10.625             609,125
     500 Radnor Holdings Corp., Global Senior Notes
           (Callable 03/15/07 @ $105.50)ss.         (CCC- , Caa1)       03/15/10      11.000             335,000
     250 Resolution Performance Products LLC, Global Senior
           Subordinated Notes
           (Callable 04/15/06 @ $104.75)ss.           (CCC+ , B3)       04/15/10       9.500             256,875
     400 Resolution Performance Products LLC, Global Senior
           Subordinated Notes
           (Callable 11/15/05 @ $106.75)ss.          (CCC , Caa2)       11/15/10      13.500             435,000
     747 Terra Capital, Inc., Global Secured Notes
           (Callable 06/01/07 @ $105.75)              (B- , Caa1)       06/01/10      11.500             855,315
                                                                                                    ------------
                                                                                                       8,563,452
                                                                                                    ------------

COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.5%)
     350 Block Communications, Inc., Global Company
           Guaranteed Notes
           (Callable 04/15/06 @ $104.63)ss.             (B- , B2)       04/15/09       9.250             370,125
     618 Time Warner Telecom LLC, Senior Notes
           (Callable 07/15/05 @ $101.63)ss.           (CCC+ , B3)       07/15/08       9.750             605,922
                                                                                                    ------------
                                                                                                         976,047
                                                                                                    ------------


                 See Accompanying Notes to Financial Statements.

                                       10


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS
CONSUMER PRODUCTS/TOBACCO (3.9%)
   $ 400 AAC Group Holding Corp., Rule 144A, Senior Discount
           Notes (Callable 10/01/08 @ $105.13)+++     (B- , Caa1)       10/01/12       0.000        $    282,000
     350 Ames True Temper, Global Senior Subordinated Notes
           (Callable 07/15/08 @ $105.00)ss.         (CCC+ , Caa1)       07/15/12      10.000             292,250
     200 Central Garden & Pet Co., Senior Subordinated Notes
           (Callable 02/01/08 @ $104.56)                (B+ , B2)       02/01/13       9.125             216,000
      95 Chattem, Inc., Global Senior Subordinated Notes
           (Callable 03/01/09 @ $103.50)ss.              (B , B2)       03/01/14       7.000              96,425
     750 DIMON, Inc., Senior Notes
           (Callable 06/01/08 @ $103.87)                (BB , B1)       06/01/13       7.750             849,375
      55 General Binding Corp., Company Guaranteed Notes
           (Callable 06/01/05 @ $101.56)              (B- , Caa1)       06/01/08       9.375              55,550
     650 Jarden Corp., Global Company Guaranteed Notes
           (Callable 05/01/07 @ $104.88)                (B- , B3)       05/01/12       9.750             695,500
   1,000 Johnsondiversey Holdings, Inc., Global Discount
           Notes (Callable 05/15/07 @ $105.34)+        (B , Caa1)       05/15/13       0.000             795,000
     950 Johnsondiversey, Inc., Series B, Global Company
           Guaranteed Notes
           (Callable 05/15/07 @ $104.81)ss.              (B , B3)       05/15/12       9.625             969,000
     553 PCA LLC, Global Senior Notes                 (B- , Caa2)       08/01/09      11.875             465,903
     625 Playtex Products, Inc., Global Company Guaranteed
           Notes (Callable 06/01/06 @ $104.69)ss.   (CCC+ , Caa2)       06/01/11       9.375             651,562
     500 Prestige Brands, Inc., Global Senior Subordinated
           Notes (Callable 04/15/08 @ $104.63)ss.       (B- , B3)       04/15/12       9.250             517,500
     400 Reddy Ice Group, Inc., Global Senior Subordinated
           Notes (Callable 08/01/07 @ $104.44)          (B- , B3)       08/01/11       8.875             450,508
     750 Remington Arms Company, Inc., Global Company
           Guaranteed Notes
           (Callable 02/01/07 @ $105.25)ss.           (CCC+ , B3)       02/01/11      10.500             716,250
     500 Sealy Mattress Co., Global Senior Subordinated Notes
           (Callable 06/15/09 @ $104.13)                (B- , B3)       06/15/14       8.250             507,500
                                                                                                    ------------
                                                                                                       7,560,323
                                                                                                    ------------

CONTAINERS (2.7%)
     800 Constar International, Inc., Senior Subordinated Notes
           (Callable 12/01/07 @ $105.50)ss.           (B- , Caa1)       12/01/12      11.000             712,000
     400 Graham Packaging Company, Inc., Rule 144A,
           Subordinated Notes
           (Callable 10/15/09 @ $104.94)++          (CCC+ , Caa2)       10/15/14       9.875             384,000
     400 Graphic Packaging International Corp., Global Senior
           Subordinated Notes
           (Callable 08/15/08 @ $104.75)                (B- , B3)       08/15/13       9.500             400,000
     100 Intertape Polymer US, Inc., Global Senior Subordinated
           Notes (Callable 08/01/09 @ $104.25)          (B- , B3)       08/01/14       8.500             100,333
     200 Owens-Brockway, Global Company Guaranteed Notes
           (Callable 02/15/06 @ $104.44)               (BB- , B1)       02/15/09       8.875             214,000
     500 Owens-Brockway, Rule 144A, Senior Notes
           (05/15/08 @ $104.13)++                        (B , B2)       05/15/13       8.250             532,500
     400 Owens-Illinois, Inc., Senior Notesss.           (B , B3)       05/15/07       8.100             420,000
      35 Owens-Illinois, Inc., Senior Notes              (B , B3)       05/15/08       7.350              36,137
     250 Plastipak Holdings, Inc., Global Company Guaranteed
           Senior Notes (Callable 09/01/06 @ $105.38)   (B+ , B3)       09/01/11      10.750             273,750
     250 Pliant Corp., Company Guaranteed Notes
           (Callable 06/01/05 @ $106.50)ss.         (CCC+ , Caa2)       06/01/10      13.000             188,750

                 See Accompanying Notes to Financial Statements.

                                       11


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS
CONTAINERS
   $ 750 Pliant Corp., Global Secured Notes
           (Callable 06/01/07 @ $105.56)              (CCC+ , B3)       09/01/09      11.125        $    686,250
     300 Solo Cup Co., Global Senior Subordinated Notes
           (Callable 02/15/09 @ $104.25)ss.             (B- , B3)       02/15/14       8.500             291,000
     200 Tekni-Plex, Inc., Series B, Company Guaranteed Notes
           (Callable 06/15/05 @ $106.38)ss.         (CCC- , Caa2)       06/15/10      12.750             166,000
     800 U.S. Can Corp., Global Company Guaranteed Notes
           (Callable 07/15/07 @ $105.44)            (CCC+ , Caa2)       07/15/10      10.875             812,000
                                                                                                    ------------
                                                                                                       5,216,720
                                                                                                    ------------

DIVERSIFIED TELECOMMUNICATIONS (1.9%)
     500 Cincinnati Bell, Inc., Global Senior Subordinated Notes
           (Callable 01/15/09 @ $104.19)ss.             (B- , B3)       01/15/14       8.375             478,750
     500 Citizens Communications Co., Senior Notes    (BB+ , Ba3)       01/15/13       6.250             468,750
     875 Hawaiian Telcom Communications, Inc., Rule 144A,
           Senior Notes
           (Callable 05/01/09 @ $104.88)++              (B- , B3)       05/01/13       9.750             873,906
     750 Qwest Corp., Notesss.                        (BB- , Ba3)       11/15/08       5.625             736,875
     100 Qwest Corp., Rule 144A, Notes
           (Callable 12/15/06 @ $106.75)++             (B , Caa1)       12/15/10      13.500             113,000
   1,000 Qwest Corp., Rule 144A, Senior Notes++       (BB- , Ba3)       09/01/11       7.875           1,020,000
                                                                                                    ------------
                                                                                                       3,691,281
                                                                                                    ------------

ENERGY - OTHER (4.0%)
     900 Dynegy Holdings, Inc., Rule 144A, Secured Notes
           (Callable 07/15/08 @ $105.06)++              (B- , B3)       07/15/13      10.125             931,500
     250 Dynegy Holdings, Inc., Senior Notesss.     (CCC+ , Caa2)       04/01/11       6.875             208,125
     400 EL Paso CGP Co., Notes                     (CCC+ , Caa1)       02/01/09       6.375             383,000
     750 EL Paso CGP Co., Notesss.                  (CCC+ , Caa1)       06/15/10       7.750             750,000
     850 El Paso Corp., Senior Notesss.             (CCC+ , Caa1)       05/15/11       7.000             807,500
   1,000 El Paso Natural Gas Co., Rule 144A, Senior Notes
           (Callable 08/01/07 @ $103.81)++              (B- , B1)       08/01/10       7.625           1,049,828
     600 El Paso Production Holding Co., Global Company
           Guaranteed Notes
           (Callable 06/01/08 @ $103.02)                (B- , B3)       06/01/13       7.750             607,500
     186 Giant Industries, Inc., Global Company Guaranteed
           Notes (Callable 05/15/07 @ $105.50)ss.       (B- , B3)       05/15/12      11.000             212,970
     400 Giant Industries, Inc., Senior Subordinated Notes
           (Callable 05/15/09 @ $104.00)ss.             (B- , B3)       05/15/14       8.000             404,000
     500 Inergy LP/Inergy Finance Corp., Rule 144A, Senior
           Notes (Callable 12/15/09 @ $103.44)++        (B- , B1)       12/15/14       6.875             477,500
     500 Reliant Energy, Inc., Secured Notes
           (Callable 12/15/09 @ $103.38)                (B+ , B1)       12/15/14       6.750             445,000
     700 Reliant Resources, Inc., Global Secured Notes
           (Callable 07/15/08 @ $104.75)                (B+ , B1)       07/15/13       9.500             729,750
     250 SEMCO Energy, Inc., Global Senior Notes      (BB- , Ba2)       05/15/08       7.125             250,418
     500 SEMCO Energy, Inc., Global Senior Notes
           (Callable 05/15/08 @ $103.87)              (BB- , Ba2)       05/15/13       7.750             507,642
                                                                                                    ------------
                                                                                                       7,764,733
                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                       12


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS
ENVIRONMENTAL SERVICES (0.2%)
   $ 250 Allied Waste North America, Inc., Series B, Global
           Company Guaranteed Notes                    (BB- , B2)       04/01/08       8.875        $    258,125
     250 Allied Waste North America, Inc., Series B,
           Global Senior Notes
           (Callable 04/15/09 @ $103.69)ss.           (B+ , Caa1)       04/15/14       7.375             220,000
                                                                                                    ------------
                                                                                                         478,125
                                                                                                    ------------

FINANCE - OTHER (0.3%)
     500 Corrections Corporation of America, Senior Notes
           (Callable 05/01/07 @ $103.75)               (BB- , B1)       05/01/11       7.500             518,125
     100 Senior Housing Properties Trust,
           Senior Notes                               (BB+ , Ba2)       01/15/12       8.625             109,000
                                                                                                    ------------
                                                                                                         627,125
                                                                                                    ------------

FOOD PROCESSORS/BEVERAGE/BOTTLING (2.0%)
     188 Birds Eye Foods, Inc., Company Guaranteed Notes
           (Callable 11/01/05 @ $101.98)                (B- , B3)       11/01/08      11.875             195,990
     175 Burns, Philp Capital Property, Ltd., Global Company
           Guaranteed Notes
           (Callable 07/15/07 @ $104.88)                 (B , B3)       07/15/12       9.750             191,625
     100 Chiquita Brands International, Inc., Global Senior
           Notes (Callable 11/01/09 @ $103.75)          (B- , B3)       11/01/14       7.500              92,000
      50 Del Monte Corp., Global Senior Subordinated Notes
           (Callable 12/15/07 @ $104.31)                 (B , B2)       12/15/12       8.625              53,750
     214 Dole Food Company, Inc., Rule 144A, Senior Notes
           (Callable 03/15/07 @ $104.44)++              (B+ , B2)       03/15/11       8.875             227,910
     600 Eagle Family Foods, Inc., Series B, Company
           Guaranteed Notes
           (Callable 01/15/06 @ $100.00)             (CCC , Caa2)       01/15/08       8.750             507,000
     365 Land O' Lakes, Inc., Global Senior Notes
           (Callable 11/15/06 @ $104.38)ss.             (B- , B3)       11/15/11       8.750             355,875
     400 Merisant Co., Rule 144A, Company Guaranteed Notes
           (Callable 07/15/08 @ $104.75)ss.#++        (CCC+ , B3)       07/15/13      10.250             328,000
     380 National Wine & Spirits, Inc., Company Guaranteed
           Notes (Callable 01/15/06 @ $101.69)        (CCC+ , B3)       01/15/09      10.125             380,000
     200 Smithfield Foods, Inc., Series B,
           Global Senior Notes                         (BB , Ba2)       10/15/09       8.000             215,000
     100 Swift & Co., Global Company Guaranteed Notes
           (Callable 10/01/06 @ $105.06)                (B+ , B1)       10/01/09      10.125             107,500
     600 Swift & Co., Global Senior Subordinated Notes
           (Callable 10/01/06 @ $106.25)                 (B , B2)       01/01/10      12.500             664,500
     500 Wornick Co., Global Secured Notes
           (Callable 07/15/08 @ $105.44)                (B+ , B2)       07/15/11      10.875             512,500
                                                                                                    ------------
                                                                                                       3,831,650
                                                                                                    ------------

GAMING (6.2%)
     660 Ameristar Casinos, Inc., Global Company Guaranteed
           Notes (Callable 02/15/06 @ $105.38)          (B+ , B2)       02/15/09      10.750             721,050
     650 Argosy Gaming Co., Global Senior Subordinated Notes
           (Callable 01/15/09 @ $103.50)                (B+ , B1)       01/15/14       7.000             713,375
     100 Aztar Corp., Global Senior Subordinated Notes
           (Callable 08/15/06 @ $104.50)               (B+ , Ba3)       08/15/11       9.000             107,500
     100 Caesars Entertainment, Inc., Senior
           Subordinated Notes                         (BB- , Ba2)       12/15/05       7.875             102,125
     500 Choctaw Resort Development Enterprise, Rule 144A,
           Senior Notes
           (Callable 11/15/11 @ $103.63)++             (BB- , B1)       11/15/19       7.250             490,000

                 See Accompanying Notes to Financial Statements.

                                       13


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS
GAMING
   $ 350 Circus Circus & Eldorado, Global First Mortgage
           Notes (Callable 03/01/07 @ $105.06)ss.       (B+ , B1)       03/01/12      10.125        $    378,000
     250 Herbst Gaming, Inc., Global Senior Subordinated
           Notes (Callable 06/01/08 @ $104.06)          (B- , B3)       06/01/12       8.125             261,875
     250 Herbst Gaming, Inc., Rule 144A, Senior Subordinated
           Notes (Callable 11/15/09 @ $103.50)++        (B- , B3)       11/15/14       7.000             246,250
     900 Inn of the Mountain Gods Resort, Global Senior Notes
           (Callable 11/15/07 @ $106.00)                 (B , B3)       11/15/10      12.000           1,059,750
     500 Isle of Capri Casinos, Inc., Global Senior Subordinated
           Notes (Callable 03/01/09 @ $103.50)           (B , B2)       03/01/14       7.000             487,500
     250 Majestic Star Casino LLC, Company Guaranteed Notes
           (Callable 10/15/07 @ $104.75)                 (B , B2)       10/15/10       9.500             262,500
     750 Mandalay Resort Group, Global Senior Notesss. (BB , Ba2)       07/31/09       6.500             761,250
      50 Mandalay Resort Group, Senior Notesss.        (BB , Ba2)       02/01/06       6.450              50,813
     495 Mandalay Resort Group, Series B, Senior
           Subordinated Notes                          (B+ , Ba3)       08/01/07      10.250             545,737
     100 MGM Mirage, Inc., Company Guaranteed Notesss. (B+ , Ba3)       02/01/11       8.375             106,750
     280 MGM Mirage, Inc., Company Guaranteed, Senior
           Subordinated Notes                          (B+ , Ba3)       06/01/07       9.750             303,100
     450 Mohegan Tribal Gaming Authority, Global Senior
           Subordinated Notes
           (Callable 08/15/09 @ $103.56)               (B+ , Ba3)       08/15/14       7.125             453,938
     600 MTR Gaming Group, Inc., Rule 144A, Company
           Guaranteed Notes
           (Callable 04/01/07 @ $104.88)++              (B+ , B2)       04/01/10       9.750             657,000
     250 OED Corp., Global Company Guaranteed Notes
           (Callable 04/15/08 @ $104.38)                 (B , B2)       04/15/12       8.750             242,500
     650 Park Place Entertainment Corp., Senior
           Subordinated Notes                         (BB- , Ba2)       02/15/07       9.375             696,312
     530 Penn National Gaming, Inc., Company Guaranteed
           Notes (Callable 03/15/06 @ $104.44)           (B , B2)       03/15/10       8.875             565,112
     330 Riviera Holdings Corp., Global Company Guaranteed
           Notes (Callable 06/15/06 @ $105.50)           (B , B2)       06/15/10      11.000             364,650
     250 Station Casinos, Inc., Global Senior Subordinated
           Notes (Callable 03/01/09 @ $102.58)          (B+ , B1)       03/01/16       6.875             253,750
     873 Waterford Gaming LLC, Rule 144A, Senior Notes
           (Callable 09/15/08 @ $103.55)++              (B+ , B1)       09/15/12       8.625             929,745
     500 Wheeling Island Gaming, Inc., Global Company
           Guaranteed Notes
           (Callable 12/15/05 @ $105.06)                (B+ , B3)       12/15/09      10.125             535,000
      18 Windsor Woodmont Black Hawk, Series B, First
           Mortgage Notes0^                             (NR , NR)       03/15/49      13.000               1,415
     800 Wynn Las Vegas LLC, Rule 144A, First Mortgage
           Notes (Callable 12/01/09 @ $103.31)++        (B+ , B2)       12/01/14       6.625             752,000
                                                                                                    ------------
                                                                                                      12,048,997
                                                                                                    ------------

HEALTHCARE FACILITIES/SUPPLIES (4.7%)
     500 Alpharma, Inc., Rule 144A, Senior Notes
           (Callable 05/01/07 @ $104.31)++              (B- , B3)       05/01/11       8.625             487,500
     500 Ardent Health Services, Global Senior Subordinated
           Notes (Callable 08/15/08 @ $105.00)          (B- , B3)       08/15/13      10.000             608,050
     600 Bio-Rad Laboratories, Inc., Global Senior Subordinated
           Notes (Callable 08/15/08 @ $103.75)        (BB- , Ba3)       08/15/13       7.500             627,000

                 See Accompanying Notes to Financial Statements.

                                       14


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS
HEALTHCARE FACILITIES/SUPPLIES
   $ 600 Concentra Operating Corp., Rule 144A, Company
           Guaranteed Notes
           (Callable 08/15/07 @ $104.75)++              (B- , B3)       08/15/10       9.500        $    627,000
     150 Coventry Health Care, Inc., Global Senior Notes
           (Callable 02/15/07 @ $104.06)             (BBB- , Ba1)       02/15/12       8.125             162,000
     250 DaVita, Inc., Rule 144A, Senior Subordinated Notes
           (Callable 03/15/10 @ $103.63)++               (B , B3)       03/15/15       7.250             244,375
     250 Extendicare Health Services, Inc., Company Guaranteed
           Notes (Callable 07/01/06 @ $104.75)           (B , B1)       07/01/10       9.500             272,812
     250 Fisher Communications, Inc., Global Senior Notes
           (Callable 09/15/09 @ $104.31)                (B- , B2)       09/15/14       8.625             266,250
     850 Fisher Scientific International, Inc., Global Senior
           Subordinated Notes
           (Callable 09/01/08 @ $104.00)              (BB+ , Ba3)       09/01/13       8.000             918,000
     250 HCA, Inc., Global Notesss.                   (BB+ , Ba2)       01/15/15       6.375             252,152
     240 Insight Health Services Corp., Series B, Company
           Guaranteed Notes
           (Callable 11/01/06 @ $104.94)              (CCC+ , B3)       11/01/11       9.875             229,200
     325 Kinetic Concepts, Inc., Global Senior Subordinated
           Notes (Callable 05/15/08 @ $103.69)          (B+ , B2)       05/15/13       7.375             339,625
     350 Medical Device Manufacturing, Inc., Global Company
           Guaranteed Notes
           (Callable 07/15/08 @ $105.00)              (B- , Caa1)       07/15/12      10.000             376,250
     250 Medquest, Inc., Series B, Global Company Guaranteed
           Notes (Callable 08/15/07 @ $105.94)ss.   (CCC+ , Caa1)       08/15/12      11.875             253,750
     800 MQ Associates, Inc., Global Senior Discount Notes
           (Callable 08/15/08 @ $109.00)ss.+        (CCC+ , Caa2)       08/15/12      12.250             460,000
     150 Owens & Minor, Inc., Global Company Guaranteed
           Notes (Callable 07/15/06 @ $104.13)        (BB- , Ba3)       07/15/11       8.500             162,000
     344 PacifiCare Health Systems, Inc., Global Company
           Guaranteed Notes
           (Callable 06/01/06 @ $105.38)             (BBB- , Ba3)       06/01/09      10.750             383,560
     150 Rotech Healthcare, Inc., Global Company Guaranteed
           Notes (Callable 04/01/07 @ $104.75)          (B+ , B2)       04/01/12       9.500             162,000
     350 Rural/Metro Corp., Rule 144A, Senior Subordinated
           Notes (Callable 03/15/10 @ $104.94)++    (CCC+ , Caa1)       03/15/15       9.875             334,250
     250 Tenet Healthcare Corp., Global Senior Notes     (B , B3)       07/01/14       9.875             258,125
     750 Triad Hospital, Inc., Senior Subordinated Notes
           (Callable 11/15/08 @ $103.50)                 (B , B3)       11/15/13       7.000             751,875
     500 Universal Hospital Services, Inc., Global Senior Notes
           (Callable 11/01/07 @ $105.06)                (B- , B3)       11/01/11      10.125             508,750
     250 Vanguard Health Holding Co., Global Senior
           Subordinated Notes
           (Callable 10/01/09 @ $104.50)            (CCC+ , Caa1)       10/01/14       9.000             261,875
     150 Vicar Operating, Inc., Company Guaranteed Notes
           (Callable 12/01/05 @ $104.94)                 (B , B2)       12/01/09       9.875             163,313
                                                                                                    ------------
                                                                                                       9,109,712
                                                                                                    ------------

HOME BUILDERS (1.8%)
     380 Beazer Homes USA, Inc., Global Company Guaranteed
           Notes (Callable 04/15/07 @ $104.19)         (BB , Ba1)       04/15/12       8.375             404,700
     300 D.R. Horton, Inc., Global Company Guaranteed Notes
           (Callable 04/15/07 @ $104.25)              (BB+ , Ba1)       04/15/12       8.500             329,491
     200 KB Home, Senior Subordinated Notesss.        (BB- , Ba2)       12/15/08       8.625             218,898
     150 Ryland Group, Inc., Senior Subordinated Notes
           (Callable 06/15/06 @ $104.56)              (BB+ , Ba2)       06/15/11       9.125             161,356

                 See Accompanying Notes to Financial Statements.

                                       15


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS
HOME BUILDERS
   $ 250 Technical Olympic USA, Inc., Global Company
           Guaranteed Notes
           (Callable 07/01/06 @ $104.50)               (B+ , Ba3)       07/01/10       9.000        $    258,750
     300 Technical Olympic USA, Inc., Global Subordinated
           Notes (Callable 03/15/08 @ $103.75)ss.       (B- , B2)       03/15/11       7.500             280,500
     200 Toll Corp., Senior Subordinated Notes
           (Callable 12/01/06 @ $104.12)              (BB+ , Ba2)       12/01/11       8.250             214,750
     350 WCI Communities, Inc., Global Company Guaranteed
           Notes (Callable 05/01/07 @ $104.56)         (B+ , Ba3)       05/01/12       9.125             367,500
     500 William Lyon Homes, Inc., Company Guaranteed
           Notes (Callable 04/01/08 @ $105.38)           (B , B2)       04/01/13      10.750             530,000
     500 William Lyon Homes, Inc., Global Senior Notes
           (Callable 02/15/09 @ $103.75)                 (B , B2)       02/15/14       7.500             447,500
     250 William Lyon Homes, Inc., Global Senior Notes
           (Callable 12/15/08 @ $103.81)                 (B , B2)       12/15/12       7.625             230,000
                                                                                                    ------------
                                                                                                       3,443,445
                                                                                                    ------------

INDUSTRIAL - OTHER (1.3%)
     400 Altra Industrial Motion, Inc., Rule 144A, Secured
           Notes (Callable 12/01/08 @ $104.50)++      (CCC+ , B3)       12/01/11       9.000             399,000
     500 Amsted Industries, Inc., Rule 144A, Senior Notes
           (Callable 10/15/07 @ $105.12)++               (B , B3)       10/15/11      10.250             537,500
     350 Hawk Corp., Global Senior Notes
           (Callable 11/01/09 @ $104.38)                 (B , B2)       11/01/14       8.750             362,250
     350 Synagro Technologies, Inc., Global Senior Subordinated
           Notes (Callable 04/01/06 @ $104.75)ss.      (B , Caa1)       04/01/09       9.500             377,125
     500 True Temper Sports, Inc., Global Company Guaranteed
           Notes (Callable 03/15/08 @ $104.19)      (CCC+ , Caa1)       09/15/11       8.375             440,000
     500 Wolverine Tube, Inc., Rule 144A,
           Senior Notes++                                (B , B3)       08/01/08       7.375             457,500
                                                                                                    ------------
                                                                                                       2,573,375
                                                                                                    ------------

LEISURE (3.0%)
     300 AMC Entertainment, Inc., Global Senior Subordinated
           Notes (Callable 02/01/07 @ $104.94)        (CCC+ , B3)       02/01/12       9.875             301,500
     350 AMC Entertainment, Inc., Global Senior Subordinated
           Notes (Callable 03/01/09 @ $104.00)        (CCC+ , B3)       03/01/14       8.000             318,500
     249 AMC Entertainment, Inc., Senior Subordinated Notes
           (Callable 02/01/06 @ $101.58)              (CCC+ , B3)       02/01/11       9.500             247,755
     250 Bally Total Fitness Holding Corp., Global Senior Notes
           (Callable 07/15/07 @ $105.25)             (CCC , Caa1)       07/15/11      10.500             244,375
     750 Bluegreen Corp., Series B, Company Guaranteed
           Notes (Callable 04/01/06 @ $100.00)          (B- , B3)       04/01/08      10.500             761,250
     550 Carmike Cinemas, Inc., Global Senior Subordinated
           Notes (Callable 02/15/09 @ $103.75)ss.   (CCC+ , Caa1)       02/15/14       7.500             525,250
     750 Cinemark USA, Inc., Global Senior Subordinated
           Notes (Callable 02/01/08 @ $104.50)          (B- , B3)       02/01/13       9.000             796,875
     500 Cinemark, Inc., Global Senior Discount Notes
           (Callable 03/15/09 @ $104.88)+             (B- , Caa1)       03/15/14       0.000             346,250
     400 Icon Health & Fitness, Global Company Guaranteed,
           Senior Subordinated Notes
           (Callable 04/01/07 @ $105.62)ss.         (CCC- , Caa3)       04/01/12      11.250             286,000

                 See Accompanying Notes to Financial Statements.

                                       16


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS
LEISURE
   $ 400 Six Flags, Inc., Global Senior Notes
           (Callable 02/01/06 @ $104.44)ss.          (CCC , Caa1)       02/01/10       8.875        $    353,000
     400 Six Flags, Inc., Global Senior Notes
           (Callable 06/01/09 @ $104.81)ss.          (CCC , Caa1)       06/01/14       9.625             340,000
     750 Speedway Motorsports, Inc., Global Senior
           Subordinated Notes
           (Callable 06/01/08 @ $103.38)               (B+ , Ba2)       06/01/13       6.750             758,438
     600 Town Sports International, Inc., Global Company
           Guaranteed Notes
           (Callable 04/15/07 @ $104.81)ss.             (B- , B2)       04/15/11       9.625             618,750
                                                                                                    ------------
                                                                                                       5,897,943
                                                                                                    ------------

LODGING (0.7%)
     250 Gaylord Entertainment Co., Rule 144A, Senior Notes
           (Callable 11/15/09 @ $103.38)++              (B- , B3)       11/15/14       6.750             232,500
     450 Host Marriott Corp., Global Senior Notes
           (Callable 11/01/08 @ $103.56)               (B+ , Ba3)       11/01/13       7.125             457,875
     350 Host Marriott Corp., Series I, Global Company
           Guaranteed Notes                            (B+ , Ba3)       01/15/07       9.500             374,500
     250 MeriStar Hospitality Corp., Global Company
           Guaranteed Notesss.                        (CCC+ , B2)       01/15/08       9.000             253,750
     100 Starwood Hotels & Resorts Worldwide, Inc., Global
           Company Guaranteed Notes#                  (BB+ , Ba1)       05/01/12       7.875             110,125
                                                                                                    ------------
                                                                                                       1,428,750
                                                                                                    ------------

METALS & MINING (1.5%)
     350 AK Steel Corp., Global Company Guaranteed Notes
           (Callable 06/15/07 @ $103.88)ss.             (B+ , B1)       06/15/12       7.750             313,250
     250 Arch Western Finance, Global Senior Notes
           (Callable 07/01/08 @ $103.38)#              (BB , Ba3)       07/01/13       6.750             251,875
     250 California Steel Industries, Inc., Global Senior Notes
           (Callable 03/15/09 @ $103.06)              (BB- , Ba2)       03/15/14       6.125             228,750
     500 Metallurg, Inc., Series B, Company Guaranteed Notes
           (Callable 12/01/05 @ $100.00)                (NR , Ca)       12/01/07      11.000             475,000
     500 Peabody Energy Corp., Series B, Global Company
           Guaranteed Notes
           (Callable 03/15/08 @ $103.44)              (BB- , Ba3)       03/15/13       6.875             520,000
     350 UCAR Finance, Inc., Global Company Guaranteed Notes
           (Callable 02/15/07 @ $105.13)                (B- , B2)       02/15/12      10.250             367,500
   1,000 WCI Steel, Inc., Series B, Senior Notes0       (NR , NR)       12/01/49      10.000             705,000
                                                                                                    ------------
                                                                                                       2,861,375
                                                                                                    ------------

OIL EQUIPMENT (0.5%)
     500 Parker Drilling Co., Global Senior Notes
           (Callable 10/01/08 @ $104.81)ss.             (B- , B2)       10/01/13       9.625             552,500
     176 Parker Drilling Co., Series B, Company Guaranteed
           Notes (Callable 11/15/05 @ $103.38)ss.       (B- , B2)       11/15/09      10.125             185,240
     250 Pride International, Inc., Global Senior Notes
           (Callable 07/15/09 @ $103.69)ss.           (BB- , Ba2)       07/15/14       7.375             263,750
                                                                                                    ------------
                                                                                                       1,001,490
                                                                                                    ------------

PAPER & FOREST PRODUCTS (1.8%)
     450 Appleton Papers, Inc., Series B, Global Senior
           Subordinated Notes
           (Callable 06/15/09 @ $104.88)                (B+ , B3)       06/15/14       9.750             461,250

                 See Accompanying Notes to Financial Statements.

                                       17


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS
PAPER & FOREST PRODUCTS
   $ 250 Caraustar Industries, Inc., Global Company Guaranteed
           Notes (Callable 04/01/06 @ $105.25)         (B , Caa1)       04/01/11       9.875        $    246,250
     250 Georgia-Pacific Corp., Global Company Guaranteed
           Notes (Callable 02/01/08 @ $104.69)        (BB+ , Ba2)       02/01/13       9.375             279,688
     500 Georgia-Pacific Corp., Global Senior Notes   (BB+ , Ba3)       01/15/24       8.000             535,000
     200 Georgia-Pacific Corp., Notes                 (BB+ , Ba3)       05/15/06       7.500             206,000
     400 Longview Fibre Co., Global Senior Subordinated Notes
           (Callable 01/15/06 @ $105.00)                (B+ , B2)       01/15/09      10.000             424,000
     600 Neenah Paper, Inc., Rule 144A, Senior Notes
           (Callable 11/15/09 @ $103.69)++              (B+ , B1)       11/15/14       7.375             573,000
     500 Newark Group, Inc., Global Senior Subordinated Notes
           (Callable 03/15/09 @ $104.88)              (B- , Caa1)       03/15/14       9.750             495,000
     150 Stone Container Corp., Global Senior Notes
           (Callable 02/01/06 @ $104.88)                 (B , B2)       02/01/11       9.750             157,875
     140 Stone Container Corp., Global Senior Notes
           (Callable 07/01/07 @ $104.19)                 (B , B2)       07/01/12       8.375             138,950
                                                                                                    ------------
                                                                                                       3,517,013
                                                                                                    ------------

PUBLISHING (2.2%)
     150 Dex Media East LLC, Global Company Guaranteed
           Notes (Callable 11/15/06 @ $104.94)           (B , B1)       11/15/09       9.875             165,000
     250 Dex Media West LLC, Global Senior Notes
           (Callable 11/15/08 @ $102.94)                 (B , B1)       11/15/11       5.875             242,500
     300 Dex Media, Inc., Global Discount Notes
           (Callable 11/15/08 @ $104.50)ss.+             (B , B3)       11/15/13       0.000             226,500
     700 Dex Media, Inc., Global Notes
           (Callable 11/15/08 @ $104.00)                 (B , B3)       11/15/13       8.000             724,500
     500 Haights Cross Operating Co., Global Company
           Guaranteed Notes
           (Callable 08/15/08 @ $105.88)             (CCC , Caa1)       08/15/11      11.750             557,500
     250 Haights Cross Operating Co., Rule 144A, Senior
           Notes (Callable 08/15/08 @ $105.88)++     (CCC , Caa1)       08/15/11      11.750             278,750
     250 Houghton Mifflin Co., Global Senior Subordinated
           Notes (Callable 02/01/08 @ $104.94)ss.     (B- , Caa1)       02/01/13       9.875             253,750
     425 PRIMEDIA, Inc., Global Company Guaranteed Notes
           (Callable 05/15/06 @ $104.44)                 (B , B2)       05/15/11       8.875             442,000
     250 RH Donnelley Finance Corp., Rule 144A, Senior Notes
           (Callable 12/15/06 @ $104.44)++              (BB , B1)       12/15/10       8.875             273,125
     400 Sheridan Acquisition Corp., Global Secured Notes
           (Callable 08/15/07 @ $105.13)                 (B , B1)       08/15/11      10.250             425,000
     700 WDAC Subsidiary Corp., Rule 144A, Senior Notes
           (Callable 12/01/09 @ $104.19)ss.++       (CCC+ , Caa1)       12/01/14       8.375             638,750
                                                                                                    ------------
                                                                                                       4,227,375
                                                                                                    ------------

RESTAURANTS (0.9%)
     500 Domino's, Inc., Global Senior Subordinated Notes
           (Callable 07/1/07 @ $104.12)                 (B- , B2)       07/01/11       8.250             525,000
     500 Friendly Ice Cream Corp., Global Senior Notes
           (Callable 06/15/08 @ $104.19)ss.             (B- , B2)       06/15/12       8.375             467,500
     450 Perkins Family Restaurant L.P., Series B, Senior Notes
           (Callable 12/15/05 @ $100.00)                (B+ , B1)       12/15/07      10.125             456,750

                 See Accompanying Notes to Financial Statements.

                                       18

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS
RESTAURANTS
   $ 330 Sbarro, Inc., Company Guaranteed Notes
           (Callable 09/15/05 @ $103.67)ss.          (CCC , Caa2)       09/15/09      11.000        $    318,450
                                                                                                    ------------
                                                                                                       1,767,700
                                                                                                    ------------

RETAIL-FOOD & DRUG (1.0%)
     550 Duane Reade, Inc., Global Senior Subordinated Notes
           (Callable 08/01/08 @ $104.88)ss.          (CCC , Caa1)       08/01/11       9.750             475,750
     350 Pantry, Inc., Global Senior Subordinated Notes
           (Callable 02/15/09 @ $103.88)                (B- , B3)       02/15/14       7.750             353,500
     550 Rite Aid Corp., Global Secured Notes
           (Callable 05/01/07 @ $104.06)                (B+ , B2)       05/01/10       8.125             539,000
     350 Roundy's, Inc., Series B, Global Company Guaranteed
           Notes (Callable 06/15/07 @ $104.44)           (B , B2)       06/15/12       8.875             364,000
     150 Stater Brothers Holdings, Inc., Global Senior Notes
           (Callable 06/15/08 @ $104.06)               (BB- , B1)       06/15/12       8.125             140,250
                                                                                                    ------------
                                                                                                       1,872,500
                                                                                                    ------------

RETAIL STORES (3.2%)
     450 Asbury Automotive Group, Inc., Global Company
           Guaranteed Notes
           (Callable 06/15/07 @ $104.50)ss.              (B , B3)       06/15/12       9.000             445,500
     450 AutoNation, Inc., Global Company
           Guaranteed Notes                          (BBB- , Ba2)       08/01/08       9.000             491,625
     550 Finlay Fine Jewelry Corp., Global Senior Notes
           (Callable 06/01/08 @ $104.19)                (B+ , B2)       06/01/12       8.375             486,750
     261 Jafra Cosmetics, Inc., Global Company Guaranteed
           Notes (Callable 05/15/07 @ $105.38)          (B- , B3)       05/15/11      10.750             294,930
     895 JC Penney Company, Inc., Series MTNA, Notes  (BB+ , Ba1)       10/15/15       6.875             928,562
     100 Michaels Stores, Inc., Senior Notes
           (Callable 07/01/05 @ $104.62)              (BB+ , Ba1)       07/01/09       9.250             105,750
     500 Nebraska Book Company, Inc., Global Senior
           Subordinated Notes
           (Callable 03/15/08 @ $104.31)            (CCC+ , Caa1)       03/15/12       8.625             477,500
     350 Pep Boys - Manny, Moe & Jack, Senior Subordinated
           Notes (Callable 12/15/09 @ $103.75)ss.        (B , B3)       12/15/14       7.500             337,750
     500 Pep Boys - Manny, Moe & Jack,
           Series MTNB, Notes                          (BB- , B2)       07/07/06       6.920             505,000
     500 Perry Ellis International, Inc., Series B,
           Global Senior Subordinated Notes
           (Callable 09/15/08 @ $104.44)                (B- , B3)       09/15/13       8.875             510,000
     500 Sonic Automotive, Inc., Series B, Global Senior
           Subordinated Notes
           (Callable 08/15/08 @ $104.31)ss.             (B+ , B2)       08/15/13       8.625             497,500
     250 Southern States Cooperative, Inc., Rule 144A, Senior
           Notes (Callable 11/01/07 @ $108.00)++         (B , B3)       11/01/10      10.500             251,250
     800 United Auto Group, Inc., Global Company Guaranteed
           Notes (Callable 03/15/07 @ $104.81)           (B , B3)       03/15/12       9.625             836,000
                                                                                                    ------------
                                                                                                       6,168,117
                                                                                                    ------------

SATELLITE (0.8%)
     700 Directv Holdings LLC, Global Senior Notes
           (Callable 03/15/08 @ $104.19)              (BB- , Ba2)       03/15/13       8.375             761,250
     500 EchoStar DBS Corp., Global Senior Notes      (BB- , Ba3)       10/01/11       6.375             496,250
     227 PanAmSat Corp., Global Company Guaranteed Notes
           (Callable 08/15/09 @ $104.50)                (B+ , B1)       08/15/14       9.000             237,215
                                                                                                    ------------
                                                                                                       1,494,715
                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                       19


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS
SECONDARY OIL & GAS PRODUCERS (2.7%)
   $ 650 Chesapeake Energy Corp., Senior Notes
           (Callable 01/15/09 @ $103.45)              (BB- , Ba3)       01/15/16       6.875        $    650,000
     940 Forest Oil Corp., Global Senior Notes        (BB- , Ba3)       12/15/11       8.000           1,024,600
     300 Frontier Oil Corp., Global Senior Notes
           (Callable 10/01/07 @ $103.31)                (B+ , B1)       10/01/11       6.625             298,500
     250 Houston Exploration Company, Global Senior
           Subordinated Notes
           (Callable 06/15/08 @ $103.50)                (B+ , B2)       06/15/13       7.000             252,500
     850 Kerr-McGee Corp., Company Guaranteed Notes   (BB+ , Ba3)       09/15/11       6.875             868,063
     700 Plains Exploration & Production Company LP, Global
           Senior Subordinated Notes
           (Callable 07/01/07 @ $104.38)               (B+ , Ba3)       07/01/12       8.750             759,500
     150 Pogo Producing Co., Series B, Senior Subordinated
           Notes (Callable 04/15/06 @ $104.13)         (BB , Ba3)       04/15/11       8.250             160,125
     200 Range Resources Corp., Rule 144A, Senior
           Subordinated Notes
           (Callable 03/15/10 @ $103.19)++               (B , B3)       03/15/15       6.375             194,000
     600 Swift Energy Co., Senior Notes
           (Callable 07/15/08 @ $103.81)               (BB- , B1)       07/15/11       7.625             612,000
     245 Vintage Petroleum, Inc., Global Senior Subordinated
           Notes (Callable 05/15/06 @ $103.94)ss.        (B , B1)       05/15/11       7.875             256,025
     250 Whiting Petroleum Corp., Global Senior Subordinated
           Notes (Callable 05/01/08 @ $103.63)          (B- , B2)       05/01/12       7.250             250,000
                                                                                                    ------------
                                                                                                       5,325,313
                                                                                                    ------------

SERVICES-OTHER (4.5%)
   1,000 Advanstar Communications, Inc., Global Secured
           Notes (Callable 02/15/08 @ $105.38)          (B- , B3)       08/15/10      10.750           1,100,000
     400 Allied Security Escrow, Global Senior Subordinated
           Notes (Callable 07/15/08 @ $105.69)        (B- , Caa1)       07/15/11      11.375             410,000
     188 AP Holdings, Inc., Senior Discount Notes
           (Callable 03/15/06 @ $100.00)+0              (NR , NR)       03/15/08      11.250              28,200
     400 Brand Services, Inc., Global Company Guaranteed
           Notes (Callable 10/15/07 @ $106.00)        (CCC+ , B3)       10/15/12      12.000             446,000
     200 Brickman Group, Ltd., Series B, Global Company
           Guaranteed Notes
           (Callable 12/15/06 @ $105.88)                 (B , B2)       12/15/09      11.750             227,000
     300 Diamond Triumph Auto Glass, Inc., Company
           Guaranteed Notes
           (Callable 04/01/06 @ $100.00)              (B- , Caa1)       04/01/08       9.250             249,000
     500 Integrated Alarm Services Group, Inc., Rule 144A,
           Secured Notes
           (Callable 11/15/08 @ $106.00)++              (B- , B3)       11/15/11      12.000             492,500
     650 Iron Mountain, Inc., Company Guaranteed Notes
           (Callable 01/15/08 @ $103.88)               (B , Caa1)       01/15/15       7.750             624,000
     650 Iron Mountain, Inc., Company Guaranteed Notes
           (Callable 07/01/08 @ $103.31)               (B , Caa1)       01/01/16       6.625             581,750
     250 Mail-Well, Inc., Global Company Guaranteed Notes
           (Callable 03/15/07 @ $104.81)ss.             (B+ , B1)       03/15/12       9.625             267,500
     250 Morton's Restaurant Group, Inc., Global Secured
           Notes (Callable 07/01/07 @ $105.30)ss.       (B- , B2)       07/01/10       7.500             242,500
     500 National Beef Packing Company LLC, Global Senior
           Notes (Callable 08/01/07 @ $105.25)          (B- , B3)       08/01/11      10.500             481,250
     200 Protection One Alarm Monitor, Series B, Global
           Company Guaranteed Notes                   (B- , Caa1)       01/15/09       8.125             193,000

                 See Accompanying Notes to Financial Statements.

                                       20


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS
SERVICES-OTHER
   $ 500 Quintiles Transnational Corp., Global Senior
           Subordinated Notes
           (Callable 10/01/08 @ $105.00)                 (B , B3)       10/01/13      10.000        $    542,500
     850 Rent-Way, Inc., Global Secured Notes           (B- , B3)       06/15/10      11.875             935,000
     750 Salton, Inc., Global Senior Subordinated Notes
           (Callable 04/15/06 @ $103.13)ss.             (CC , Ca)       04/15/08      12.250             360,000
     250 Southern Star Centennial Corp., Global Secured Notes
           (Callable 08/01/07 @ $104.25)                (B+ , B1)       08/01/10       8.500             268,750
     750 United Rentals North America, Inc., Global Senior
           Subordinated Notes
           (Callable 11/15/08 @ $103.88)ss.             (B+ , B2)       11/15/13       7.750             706,875
     750 WMG Holdings Corp., Rule 144A, Senior Discount
           Notes (Callable 12/15/09 @ $104.75)++      (B- , Caa2)       12/15/14       9.500             502,500
                                                                                                    ------------
                                                                                                       8,658,325
                                                                                                    ------------

TECHNOLOGY (2.0%)
     600 Advanced Micro Devices, Inc., Global Senior Notes
           (Callable 11/01/08 @ $103.88)                (B- , B3)       11/01/12       7.750             576,000
     200 Amkor Technology, Inc., Global Senior Notesss. (B- , B3)       02/15/08       9.250             178,500
     800 Amkor Technology, Inc., Global Senior Notes
           (Callable 05/15/08 @ $103.88)ss.              (B , B3)       05/15/13       7.750             631,000
     450 Freescale Semiconductor, Inc., Global Senior Notes
           (Callable 07/15/09 @ $103.56)              (BB+ , Ba2)       07/15/14       7.125             470,250
     250 Sanmina-SCI Corp., Global Company Guaranteed
           Notes (Callable 01/15/07 @ $105.19)        (BB- , Ba2)       01/15/10      10.375             275,000
     250 Solectron Corp., Senior Notes
           (Callable 02/15/06 @ $104.81)ss.             (B+ , B1)       02/15/09       9.625             273,750
     750 Thomas & Betts Corp., Notes
           (Callable 06/01/08 @ $103.63)             (BBB- , Ba1)       06/01/13       7.250             814,354
     700 Xerox Corp., Senior Notes
           (Callable 06/15/08 @ $103.81)               (B+ , Ba2)       06/15/13       7.625             750,750
                                                                                                    ------------
                                                                                                       3,969,604
                                                                                                    ------------

TEXTILE/APPAREL/SHOE MANUFACTURING (1.6%)
     200 BGF Industries, Inc., Series B, Senior Subordinated
           Notes (Callable 01/15/06 @ $101.75)        (CCC- , Ca)       01/15/09      10.250             200,000
     850 Levi Strauss & Co., Global Senior Notes
           (Callable 12/15/07 @ $106.13)ss.           (B- , Caa3)       12/15/12      12.250             905,250
     500 Oxford Industries, Inc., Global Senior Notes
           (Callable 06/01/07 @ $104.44)                 (B , B2)       06/01/11       8.875             520,000
     400 Phillips-Van Heusen Corp., Global Senior Notes
           (Callable 02/15/08 @ $103.63)               (BB- , B2)       02/15/11       7.250             402,000
     250 Phillips-Van Heusen Corp., Global Senior Notes
           (Callable 05/01/08 @ $104.06)ss.            (BB- , B2)       05/01/13       8.125             258,750
     800 Propex Fabrics, Inc., Global Company Guaranteed
           Notes (Callable 12/01/08 @ $105.00)        (B- , Caa1)       12/01/12      10.000             764,000
                                                                                                    ------------
                                                                                                       3,050,000
                                                                                                    ------------

TOWER (1.0%)
     500 American Tower Corp., Global Senior Notes
           (Callable 10/15/08 @ $103.56)               (CCC , B3)       10/15/12       7.125             498,750
     500 Crown Castle International Corp., Global Senior Notes
           (Callable 12/01/08 @ $103.75)ss.           (CCC+ , B3)       12/01/13       7.500             535,000

                 See Accompanying Notes to Financial Statements.

                                       21


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS
TOWER
  $1,000 SBA Telecommunications, Inc., Global Senior Discount
           Notes (Callable 12/15/07 @ $104.88)ss.+    (CCC- , B3)        12/15/11      0.000        $    875,000
                                                                                                    ------------
                                                                                                       1,908,750
                                                                                                    ------------

TRANSPORTATION/OTHER (0.8%)
     250 H-Lines Finance Holding Corp., Rule 144A, Senior
           Discount Notes
           (Callable 04/01/08 @ $105.50)+++         (CCC+ , Caa2)       04/01/13       0.000             194,375
     600 Horizon Lines LLC, Rule 144A, Notes
           (Callable 11/01/08 @ $104.50)++            (CCC+ , B3)       11/01/12       9.000             634,500
     150 Kansas City Southern Railway, Global Company
           Guaranteed Notes                             (B+ , B2)       10/01/08       9.500             162,375
     500 Overseas Shipholding Group, Inc., Global Senior Notes
           (Callable 03/15/08 @ $104.12)              (BB+ , Ba1)       03/15/13       8.250             532,500
                                                                                                    ------------
                                                                                                       1,523,750
                                                                                                    ------------

UTILITIES (7.1%)
     500 AES Corp., Rule 144A, Senior Secured Notes
           (Callable 05/15/08 @ $104.50)++             (B+ , Ba3)       05/15/15       9.000             547,500
      60 AES Corp., Senior Notesss.                     (B- , B1)       06/01/09       9.500              65,400
     650 AES Corp., Senior Notesss.                     (B- , B1)       03/01/14       7.750             666,250
      31 AES Corp., Senior Unsecured Notes              (B- , B1)       02/15/11       8.875              33,557
     650 Allegheny Energy Supply Company LLC,
           Global Notes                                  (B , B2)       03/15/11       7.800             679,250
     800 Aquila, Inc., Senior Notesss.                  (B- , B2)       11/15/09       7.625             806,000
     600 Calpine Corp., Rule 144A, Secured Notes
           (Callable 07/15/07 @ $104.25)ss.++            (B , NR)       07/15/10       8.500             420,000
     350 Calpine Corp., Rule 144A, Secured Notes
           (Callable 07/15/08 @ $104.38)ss.++            (B , NR)       07/15/13       8.750             243,250
     265 Calpine Corp., Senior Notesss.             (CCC+ , Caa1)       08/15/10       8.625             131,838
     525 Calpine Corp., Senior Notesss.             (CCC+ , Caa1)       02/15/11       8.500             261,187
     500 Calpine Generating Company LLC, Global Secured
           Notes (Callable 04/01/08 @ $103.50)#          (B , B2)       04/01/10       8.610             470,000
     500 CMS Energy Corp., Global Senior Notesss.       (B+ , B1)       08/01/10       7.750             516,250
     500 CMS Energy Corp., Senior Notes                 (B+ , B1)       07/15/08       8.900             535,000
     540 CMS Energy Corp., Senior Notesss.              (B+ , B1)       01/15/09       7.500             556,200
   1,040 Edison Mission Energy, Senior Notes            (B+ , B1)       06/15/09       7.730           1,071,200
     254 ESI Tractebel Acquisition Corp., Series B, Company
           Guaranteed Notes
           (Callable 06/30/08 @ $101.84)               (BB , Ba1)       12/30/11       7.990             273,445
     500 Mirant Americas Generation Corp.,
           Senior Notes0                                (NR , NR)       05/01/06       7.625             571,250
   1,000 Mirant Corp., Rule 144A, Senior Notesss.0++    (NR , NR)      07/15/49        7.400             770,000
     252 National Waterworks, Inc., Series B, Global Company
           Guaranteed Notes
           (Callable 12/01/07 @ $105.25)                (B- , B3)       12/01/12      10.500             285,390
     250 Nevada Power Co., Rule 144A, General Refunding
           Mortgage Notes++                            (BB , Ba2)       01/15/15       5.875             243,750
     500 NorthWestern Corp., Rule 144A, Secured Notes
           (Callable 11/01/09 @ $102.94)++             (BB , Ba1)       11/01/14       5.875             510,565
     402 NRG Energy, Inc., Rule 144A, Secured Notes
           (Callable 12/15/08 @ $104.00)++               (B , B1)       12/15/13       8.000             408,030
     900 PSEG Energy Holdings LLC, Global Notes       (BB- , Ba3)       04/16/07       7.750             927,000
   1,200 Sierra Pacific Resources, Global Senior Notes
           (Callable 03/15/09 @ $104.31)                (B- , B2)       03/15/14       8.625           1,278,000
     400 Teco Energy, Inc., Senior Notes               (BB , Ba2)       06/15/10       7.500             429,000

                 See Accompanying Notes to Financial Statements.

                                       22


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
CORPORATE BONDS
UTILITIES
 $ 1,050 TNP Enterprises, Inc., Senior Subordinated Notes
           (Callable 04/01/06 @ $103.42)               (BB- , B2)       04/01/10      10.250        $  1,110,375
                                                                                                    ------------
                                                                                                      13,809,687
                                                                                                    ------------
WIRELESS (5.8%)
     470 AirGate PCS, Inc., Secured Notes
           (Callable 01/01/06 @ $104.69)ss.          (CCC , Caa1)       09/01/09       9.375             501,618
   1,150 American Cellular Corp., Global Senior Notes
           (Callable 08/01/07 @ $105.00)              (B- , Caa1)       08/01/11      10.000           1,081,000
     600 Centennial Communications, Global Company
           Guaranteed Notes
           (Callable 06/15/08 @ $105.06)             (CCC , Caa1)       06/15/13      10.125             658,500
     441 Centennial Communications, Senior Subordinated
           Notes (Callable 12/15/05 @ $101.79)ss.    (CCC , Caa3)       12/15/08      10.750             456,435
     400 Dobson Cellular Systems, Rule 144A, Secured Notes
           (Callable 11/01/08 @ $104.19)++              (B- , B2)       11/01/11       8.375             406,000
     750 Dobson Communications Corp., Global Senior Notes
           (Callable 10/01/08 @ $104.44)ss.            (CCC , Ca)       10/01/13       8.875             615,000
     400 Horizon PCS, Inc., Rule 144A, Senior Notes
           (Callable 07/15/08 @ $105.69)++             (CCC , B3)       07/15/12      11.375             444,000
   1,000 IWO Escrow Co., Rule 144A, Secured Notes
           (Callable 01/15/07 @ $102.00)#++           (CCC+ , B3)       01/15/12       6.891           1,005,000
     750 Nextel Communications, Inc., Senior Notes
           (Callable 08/01/08 @ $103.69)               (BB , Ba3)       08/01/15       7.375             802,500
   1,500 Nextel Partners, Inc., Global Senior Notes
           (Callable 07/01/07 @ $104.06)                (B- , B3)       07/01/11       8.125           1,620,000
     800 Rural Cellular Corp., Global Senior Subordinated Notes
           (Callable 01/15/06 @ $104.88)ss.          (CCC , Caa2)       01/15/10       9.750             728,000
   1,100 Triton PCS, Inc., Global Company Guaranteed Notes
           (Callable 06/01/08 @ $104.25)ss.         (CCC- , Caa1)       06/01/13       8.500             957,000
     750 Ubiquitel Operating Co., Rule 144A, Senior Notes
           (Callable 03/01/07 @ $107.41)++           (CCC , Caa1)       03/01/11       9.875             815,625
     250 US Unwired, Inc., Global Secured Notes
           (Callable 06/15/08 @ $105.00)ss.         (CCC- , Caa1)       06/15/12      10.000             275,625
     800 Western Wireless Corp., Global Senior Notes
           (Callable 07/15/08 @ $104.63)             (CCC , Caa1)       07/15/13       9.250             918,000
                                                                                                    ------------
                                                                                                      11,284,303
                                                                                                    ------------

TOTAL CORPORATE BONDS (Cost $167,568,108)                                                            171,962,784
                                                                                                    ------------

FOREIGN BONDS (9.5%)
BROADBAND (0.3%)
     550 Call-Net Enterprises, Inc., Yankee Company
           Guaranteed Notes
           (Callable 01/01/06 @ $105.31) (Canada)       (B- , B3)       12/31/08      10.625             580,250
                                                                                                    ------------

BROADCAST/OUTDOOR (0.9%)
     750 Canwest Media, Inc., Series B, Global Company
           Guaranteed Notes
           (Callable 04/15/08 @ $103.81) (Canada)      (B- , Ba3)       04/15/13       7.625             789,420

                 See Accompanying Notes to Financial Statements.

                                       23


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
FOREIGN BONDS
BROADCAST/OUTDOOR
   $ 449 Corus Entertainment, Inc., Global Senior Subordinated
           Notes (Callable 03/01/07 @ $104.38) (Canada) (B+ , B1)       03/01/12       8.750        $    478,185
     375 Sun Media Corp., Global Company Guaranteed Notes
           (Callable 02/15/08 @ $103.81) (Canada)       (B , Ba3)       02/15/13       7.625             384,375
                                                                                                    ------------
                                                                                                       1,651,980
                                                                                                    ------------

BUILDING PRODUCTS (0.3%)
   1,025 Maax Holdings, Inc., Rule 144A, Senior Discount Notes
           (Callable 12/15/08 @ $105.63)
           (Canada)+++                              (CCC+ , Caa1)       12/15/12       0.000             568,875
                                                                                                    ------------

CABLE (0.7%)
     500 Kabel Deutschland GmbH, Rule 144A, Senior Notes
           (Callable 07/01/09 @ $105.31) (Germany)++    (B- , B2)       07/01/14      10.625             530,000
     800 Videotron Ltee, Global Company Guaranteed Notes
           (Callable 01/15/09 @ $103.44) (Canada)      (B+ , Ba3)       01/15/14       6.875             792,000
                                                                                                    ------------
                                                                                                       1,322,000
                                                                                                    ------------

CHEMICALS (0.3%)
     550 Acetex Corp., Global Senior Notes
           (Callable 08/01/05 @ $105.44) (Canada)       (B+ , B2)       08/01/09      10.875             583,000
                                                                                                    ------------

CONTAINERS (0.6%)
     500 Crown European Holdings SA, Global Secured Notes
           (Callable 03/01/07 @ $104.75) (France)       (B+ , B1)       03/01/11       9.500             542,500
     600 Crown European Holdings SA, Global Secured Notes
           (Callable 03/01/08 @ $105.44) (France)        (B , B2)       03/01/13      10.875             688,500
                                                                                                    ------------
                                                                                                       1,231,000
                                                                                                    ------------

ELECTRONICS/INFORMATION/DATA TECHNOLOGY (0.2%)
     300 Celestica, Inc., Senior Subordinated Notes
           (Callable 07/01/08 @ $103.94) (Canada)        (B , B2)       07/01/11       7.875             300,000
                                                                                                    ------------

ENERGY - OTHER (0.3%)
     500 Harvest Operations Corp., Global Senior Notes
           (Callable 10/15/08 @ $103.94) (Canada)       (B- , B3)       10/15/11       7.875             493,750
                                                                                                    ------------

GAMING (0.4%)
     730 Kerzner International, Ltd., Global Company Guaranteed
           Notes (Callable 08/15/06 @ $104.44) (Bahamas) (B , B2)       08/15/11       8.875             784,750
                                                                                                    ------------

INDUSTRIAL - OTHER (0.0%)
     350 International Utility Structures, Inc., Yankee Senior
           Subordinated Notes
           (Callable 02/01/06 @ $100.00) (Canada)0^     (NR , NR)       02/01/08      10.750               3,500
                                                                                                    ------------

LEISURE (0.5%)
     450 Intrawest Corp., Global Senior Notes
           (Callable 10/15/08 @ $103.75) (Canada)       (B+ , B1)       10/15/13       7.500             450,000
     500 NCL Corp., Rule 144A, Senior Notes
           (Callable 07/15/09 @ $105.31) (Bermuda)#++   (B+ , B2)       07/15/14      11.625             515,000
                                                                                                    ------------
                                                                                                         965,000
                                                                                                    ------------


                 See Accompanying Notes to Financial Statements.

                                       24


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
FOREIGN BONDS
METALS & MINING (0.7%)

   $ 250 Gerdau Ameristeel Corp., Global Senior Notes
           (Callable 07/15/07 @ $105.38) (Canada)     (BB- , Ba3)       07/15/11      10.375        $    273,750
     750 IPSCO, Inc., Global Senior Notes
           (Callable 06/01/08 @ $104.38) (Canada)      (BB , Ba2)       06/01/13       8.750             836,250
     294 Ispat Inland ULC, Global Secured Notes
           (Callable 04/01/09 @ $104.88) (Canada)    (BBB+ , Ba1)       04/01/14       9.750             337,365
                                                                                                    ------------
                                                                                                       1,447,365
                                                                                                    ------------

PAPER & FOREST PRODUCTS (1.8%)
     500 Abitibi-Consolidated, Inc., Global Notes
           (Canada)ss.                                (BB- , Ba3)       06/15/11       7.750             465,000
     350 Ainsworth Lumber Company, Ltd., Rule 144A, Senior
           Notes
           (Callable 10/01/08 @ $103.63) (Canada)++     (B+ , B2)       10/01/12       7.250             332,500
     250 Ainsworth Lumber Company, Ltd., Yankee Senior Notes
           (Callable 03/15/09 @ $103.38) (Canada)       (B+ , B2)       03/15/14       6.750             230,000
       1 Ainsworth Lumber Company, Ltd., Yankee Senior
           Notes (Canada)                               (B+ , NR)       07/15/07      12.500                 567
     500 Cascades, Inc., Rule 144A, Senior Notes
           (Callable 02/15/08 @ $103.63) (Canada)++   (BB+ , Ba3)       02/15/13       7.250             495,000
     250 JSG Funding PLC, Rule 144A, Global Senior Notes
           (Callable 10/01/07 @ $104.81) (Ireland)++    (B- , B3)       10/01/12       9.625             248,750
     750 Norske Skog Canada, Ltd., Series D, Global Company
           Guaranteed Notes
           (Callable 06/15/06 @ $104.31) (Canada)     (BB- , Ba3)       06/15/11       8.625             768,750
     300 Paramount Resources, Ltd., Yankee Senior Notes
           (Callable 01/31/07 @ $104.00) (Canada)      (CCC , B3)       01/31/13       8.500             298,500
     250 Stone Container Finance Corp., Global Company
           Guaranteed Notes
           (Callable 07/15/09 @ $103.69) (Canada)        (B , B2)       07/15/14       7.375             231,250
     550 Tembec Industries, Inc., Yankee Company Guaranteed
           Notes (Callable 06/30/05 @ $102.88)
           (Canada)ss.                                   (B , B2)       06/30/09       8.625             445,500
                                                                                                    ------------
                                                                                                       3,515,817
                                                                                                    ------------

RETAIL-FOOD & DRUG (0.3%)
     700 Jean Coutu Group (PJC), Inc., Global Senior
           Subordinated Notes
           (Callable 08/01/09 @ $104.25) (Canada)ss.     (B , B3)       08/01/14       8.500             663,250
                                                                                                    ------------

SECONDARY OIL & GAS PRODUCERS (0.1%)
     250 Compton Petroleum Corp., Global Senior Notes
           (Callable 05/15/06 @ $104.95) (Canada)        (B , B2)       05/15/09       9.900             270,000
                                                                                                    ------------

TECHNOLOGY (1.2%)
     650 Danka Business Systems PLC, Global Senior Notes
           (Callable 06/15/07 @ $105.50)
           (United Kingdom)                              (B , B3)       06/15/10      11.000             598,000
     750 Flextronics International, Ltd., Global Senior
           Subordinated Notes
           (Callable 11/15/09 @ $103.13) (Singapore)  (BB- , Ba2)       11/15/14       6.250             697,500
     600 Magnachip Semiconductor SA, Rule 144A, Senior
           Subordinated Notes (Callable 12/15/09 @ $104.00)
           (Luxembourg)ss.++                            (B- , B2)       12/15/14       8.000             522,000

                 See Accompanying Notes to Financial Statements.

                                       25


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
FOREIGN BONDS
TECHNOLOGY
   $ 500 STATS ChipPAC, Ltd., Rule 144A, Senior Notes
           (Callable 11/15/08 @ $103.38) (Singapore)++ (BB , Ba2)       11/15/11       6.750        $    475,000
                                                                                                    ------------
                                                                                                       2,292,500
                                                                                                    ------------

TRANSPORTATION/OTHER (0.6%)
     450 Stena AB, Global Senior Notes
           (Callable 12/01/09 @ $103.50) (Sweden)     (BB- , Ba3)       12/01/16       7.000             407,250
     250 Teekay Shipping Corp., Global Senior Notes
           (Marshall Islands)                         (BB- , Ba2)       07/15/11       8.875             281,250
     500 Titan Petrochemicals Group, Ltd., Rule 144A,
           Company Guaranteed Notes (Bermuda)++         (B+ , B1)       03/18/12       8.500             455,000
                                                                                                    ------------
                                                                                                       1,143,500
                                                                                                    ------------

WIRELESS (0.3%)
     500 Rogers Wireless Communications, Inc, Global Secured
           Note (Callable 12/15/06 @ $102.00) (Canada) (BB , Ba3)       12/15/10       6.135             516,250
     125 Rogers Wireless Communications, Inc., Global Secured
           Notes (Canada)                              (BB , Ba3)       05/01/11       9.625             142,500
                                                                                                    ------------
                                                                                                         658,750
                                                                                                    ------------

TOTAL FOREIGN BONDS (Cost $18,808,458)                                                                18,475,287
                                                                                                    ------------

 NUMBER OF
   SHARES
  --------

COMMON STOCKS (1.2%)
CHEMICALS (0.1%)
   9,785 Huntsman Corp.*                                                                                 205,876
                                                                                                    ------------

FOOD PROCESSORS/BEVERAGE/BOTTLING (0.3%)
     352 Crunch Equity Holding LLC, Class A                                                              457,558
                                                                                                    ------------

WIRELESS (0.8%)
  37,929 Alamosa Holdings, Inc.*                                                                         492,698
  22,527 Dobson Communications Corp., Class A*                                                            45,054
  29,687 IWO Holdings, Inc.*                                                                             979,671
                                                                                                    ------------
                                                                                                       1,517,423
                                                                                                    ------------

TOTAL COMMON STOCKS (Cost $777,703)                                                                    2,180,857
                                                                                                    ------------

PREFERRED STOCKS (0.5%)
BROADCAST/OUTDOOR (0.5%)
     129 Paxson Communications Corp.ss.*                                                                 954,923
                                                                                                    ------------

WIRELESS (0.0%)
      24 Dobson Communications Corp.                                                                      17,220
     350 Dobson Communications Corp., Rule 144A
           (Callable 08/19/05 @ $106.00)++*                                                               29,147
                                                                                                    ------------
                                                                                                          46,367
                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                       26


CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
   NUMBER OF                                           RATINGS+
    SHARES                                           (S&P/MOODY'S)      MATURITY       RATE%            VALUE
    ------                                           ------------       --------       -----            -----
PREFERRED STOCKS
TOTAL PREFERRED STOCKS (Cost $1,141,182)                                                            $  1,001,290
                                                                                                    ------------

WARRANTS (0.0%)
BROADBAND (0.0%)
     100 GT Group Telecom, Inc., Rule 144A, strike price $0.00,
           expires 02/01/10*++^                                                                                0
                                                                                                    ------------

TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
     155 AGY Holding Corp., strike price $0.01, expires 01/02/10*^                                             2
                                                                                                    ------------

TOTAL WARRANTS (Cost $2,502)                                                                                   2
                                                                                                    ------------

SHORT-TERM INVESTMENT (22.7%)
44,144,305 State Street Navigator Prime Fundss.ss.
           (Cost $44,144,305)                                                                         44,144,305
                                                                                                    ------------


TOTAL INVESTMENTS AT VALUE (122.4%) (Cost $232,442,258)                                              237,764,525

LIABILITIES IN EXCESS OF OTHER ASSETS (-22.4%)                                                       (43,434,680)
                                                                                                    ------------

NET ASSETS (100.0%)                                                                                 $194,329,845
                                                                                                    ============


--------------------------------------------------------------------------------

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $32,960,117 or 16.96% of net assets.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

# Variable rate obligations - The interest rate shown is the rate as of April 30, 2005.

+ Step Bond - The interest rate is as of April 30, 2005 and will reset at a future date.

0       Security in default.

*       Non-income producing security.

ss.     Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral for securites
      on loan of $44,144,305 (Cost $232,442,258) (Note 2)             $237,764,5251
   Interest receivable                                                   4,518,164
   Receivable for investments sold                                       1,536,684
   Receivable for fund shares sold                                         538,682
   Prepaid expenses and other assets                                        58,684
                                                                      ------------
      Total Assets                                                     244,416,739
                                                                      ------------
LIABILITIES
   Advisory fee payable (Note 3)                                            69,791
   Administrative services fee payable (Note 3)                             82,852
   Distribution fee payable (Note 3)                                       109,172
   Payable upon return of securities loaned (Note 2)                    44,144,305
   Payable for investments purchased                                     2,237,731
   Payable for fund shares redeemed                                      1,622,354
   Due to custodian                                                        976,289
   Dividend payable                                                        759,670
   Interest payable                                                         14,881
   Trustees' fee payable                                                     3,060
   Other accrued expenses payable                                           66,789
                                                                      ------------
      Total Liabilities                                                 50,086,894
                                                                      ------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                 24,248
   Paid-in capital (Note 6)                                            187,862,826
   Accumulated net investment loss                                        (929,039)
   Accumulated net realized gain on investments                          2,049,543
   Net unrealized appreciation from investments                          5,322,267
                                                                      ------------
      Net Assets                                                      $194,329,845
                                                                      ============
COMMON SHARES
   Net assets                                                         $    820,723
   Shares outstanding                                                      102,600
                                                                      ------------
   Net asset value, offering price, and redemption price per share          $ 8.00
                                                                            ======
A SHARES
   Net assets                                                         $ 95,066,559
   Shares outstanding                                                   11,854,079
                                                                      ------------
   Net asset value and redemption price per share                           $ 8.02
                                                                            ======
   Maximum offering price per share (net asset value/(1-4.75%))             $ 8.42
                                                                            ======
B SHARES
   Net assets                                                         $ 34,186,356
   Shares outstanding                                                    4,271,812
                                                                      ------------
   Net asset value and offering price per share                             $ 8.00
                                                                            ======
C SHARES
   Net assets                                                         $ 64,256,207
   Shares outstanding                                                    8,019,299
                                                                      ------------
   Net asset value and offering price per share                             $ 8.01
                                                                            ======

--------------------------------------------------------------------------------
1 Including $43,247,997 of securities on loan.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE HIGH INCOME FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
  Interest                                                            $ 11,313,571
  Dividends                                                                 65,297
  Securities lending                                                        89,658
                                                                      ------------
   Total investment income                                              11,468,526
                                                                      ------------
EXPENSES
  Investment advisory fees (Note 3)                                        732,320
  Administrative services fees (Note 3)                                    240,612
  Distribution fees (Note 3)
   Class A                                                                 157,878
   Class B                                                                 200,850
   Class C                                                                 429,348
  Transfer agent fees (Note 3)                                              38,688
  Interest expense (Note 4)                                                 30,264
  Registration fees                                                         18,711
  Legal fees                                                                17,750
  Printing fees (Note 3)                                                    15,888
  Audit fees                                                                14,580
  Custodian fees                                                            13,669
  Trustees' fees                                                             6,545
  Insurance expense                                                          3,558
  Commitment fees (Note 4)                                                   3,220
  Miscellaneous expense                                                      4,791
                                                                      ------------
   Total expenses                                                        1,928,672
   Less:  fees waived (Note 3)                                             (73,610)
                                                                      ------------
   Net expenses                                                          1,855,062
                                                                      ------------
     Net investment income                                               9,613,464
                                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   Net realized gain from investments                                    2,121,489
   Net change in unrealized appreciation (depreciation)
     from investments                                                  (11,815,316)
                                                                      ------------
   Net realized and unrealized loss from investments                    (9,693,827)
                                                                      ------------
   Net decrease in net assets resulting from operations               $    (80,363)
                                                                      ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                     FOR THE SIX MONTHS
                                                              ENDED      FOR THE YEAR
                                                        APRIL 30, 2005       ENDED
                                                          (UNAUDITED)  OCTOBER 31, 2004
                                                          -----------  ----------------
FROM OPERATIONS
  Net investment income                                 $   9,613,464   $  20,548,579
  Net realized gain from investments                        2,121,489       6,470,970
  Net change in unrealized appreciation
    (depreciation) from investments                       (11,815,316)      1,743,767
                                                        -------------   -------------
   Net increase (decrease) in net assets
    resulting from operations                                 (80,363)     28,763,316
                                                        -------------   -------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
   Common Class shares                                        (41,258)        (88,218)
   Class A shares                                          (5,594,657)    (10,339,291)
   Class B shares                                          (1,596,850)     (3,323,411)
   Class C shares                                          (3,416,518)     (7,185,274)
  Distributions from net realized gains
   Common Class shares                                        (15,883)             --
   Class A shares                                          (2,045,433)             --
   Class B shares                                            (635,285)             --
   Class C shares                                          (1,398,027)             --
                                                        -------------   -------------
   Net decrease in net assets resulting from
     dividends and distributions                          (14,743,911)    (20,936,194)
                                                        -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                             40,258,067      92,885,633
  Reinvestment of dividends and distributions               6,372,303       7,720,668
  Net asset value of shares redeemed                     (106,299,707)   (111,553,386)
                                                        -------------   -------------
    Net decrease in net assets resulting from
      capital share transactions                          (59,669,337)    (10,947,085)
                                                        -------------   -------------
  Net decrease in net assets                              (74,493,611)     (3,119,963)
NET ASSETS
  Beginning of period                                     268,823,456     271,943,419
                                                        -------------   -------------
  End of period                                         $ 194,329,845   $ 268,823,456
                                                        =============   =============

Undistributed net investment income (loss)              $    (929,039)  $     106,780
                                                        =============   =============


                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                   FOR THE SIX
                                   MONTHS ENDED           FOR THE YEAR ENDED OCTOBER 31,
                                   APRIL 30, 2005 ----------------------------------------------
                                     (UNAUDITED)  2004      2003      2002      2001      20001
                                       -------  --------  --------  --------  --------  --------
PER SHARE DATA
  Net asset value, beginning of period $  8.53  $   8.27  $   7.19  $   7.96  $   8.73  $   9.21
                                       -------  --------  --------  --------  --------  --------
INVESTMENT OPERATIONS
  Net investment income                   0.34      0.71      0.70      0.722     0.80       0.21
  Net gain (loss) on investments
    (both realized and unrealized)       (0.36)     0.27      1.08     (0.74)    (0.71)    (0.48)
                                       -------  --------  --------  --------  --------  --------
      Total from investment operations    (0.02)   0.98    1.78    (0.02)   0.09        (0.27)
                                       -------  --------  --------  --------  --------  --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income   (0.38)    (0.72)    (0.70)    (0.75)    (0.86)    (0.21)
  Distributions from net realized gains  (0.13)       --        --        --        --        --
                                       -------  --------  --------  --------  --------  --------
      Total dividends and
        distributions                    (0.51)    (0.72)    (0.70)    (0.75)    (0.86)    (0.21)
                                       -------  --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD         $  8.00  $   8.53  $   8.27  $   7.19  $   7.96  $   8.73
                                       =======  ========  ========  ========  ========  ========
      Total return3                     (0.39)%    12.37%    25.49%   (0.60)%     0.88%   (2.98)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                     $   821  $  1,081  $  1,029  $  1,324  $    599  $    141
    Ratio of expenses to
      average net assets                  0.85%    40.85%     1.10%     1.10%     1.10%     1.10%4
    Ratio of net investment income
      to average net assets               8.22%4    8.46%     8.97%     9.16%     9.98%     9.14%4
    Decrease reflected in above
      operating expense ratios due
      to waivers/reimbursements           0.06%4    0.05%     0.14%     2.04%     1.41%     1.58%4
  Portfolio turnover rate                   16%       16%       20%       86%       41%       44%

--------------------------------------------------------------------------------
1 For the period August 1, 2000 (inception date) through October 31, 2000.
2 Per share information is calculated using the average shares outstanding method.
3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
4 Annualized.

                 See Accompanying Notes to Financial Statements.

                                       31


CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                   FOR THE SIX
                                   MONTHS ENDED           FOR THE YEAR ENDED OCTOBER 31,
                                   APRIL 30, 2005 ----------------------------------------------
                                     (UNAUDITED)   2004     2003      2002      2001      2000
                                       -------  --------  --------  --------  --------  --------
PER SHARE DATA
  Net asset value, beginning of period $  8.55  $   8.29  $   7.21  $   7.98  $   8.73  $   9.66
                                       -------  --------  --------  --------  --------  --------
INVESTMENT OPERATIONS
  Net investment income                   0.33      0.69      0.73     0.721      0.86      0.88
  Net gain (loss) on investments
    (both realized and unrealized)       (0.36)     0.27      1.05     (0.74)    (0.75)    (0.86)
                                       -------  --------  --------  --------  --------  --------
      Total from investment operations   (0.03)     0.96      1.78     (0.02)     0.11      0.02
                                       -------  --------  --------  --------  --------  --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income   (0.37)    (0.70)    (0.70)    (0.75)    (0.86)    (0.88)

  Distributions from net realized gains  (0.13)       --        --        --        --     (0.07)
                                       -------  --------  --------  --------  --------  --------
      Total dividends and distributions  (0.50)    (0.70)    (0.70)    (0.75)    (0.86)    (0.95)
                                       -------  --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD         $  8.02  $   8.55  $   8.29  $   7.21  $   7.98  $   8.73
                                       =======  ========  ========  ========  ========  ========
      Total return2                     (0.53)%    12.09%    25.44%   (0.56)%     1.13%   (0.06)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                     $95,067  $131,699  $134,123  $  9,390  $  8,952  $ 10,709
    Ratio of expenses to average
      net assets                          1.10%3    1.10%     1.10%     1.10%     1.10%     1.10%
    Ratio of net investment income
      to average net assets               7.96%3    8.21%     8.58%     9.16%    10.01%     9.35%
    Decrease reflected in above
      operating expense ratios due
      to waivers/reimbursements           0.06%    30.05%     0.14%     1.97%     1.30%     1.58%
  Portfolio turnover rate                   16%       16%       20%       86%       41%       44%

--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.
2 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
3 Annualized.

                 See Accompanying Notes to Financial Statements.

                                       32


CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                   FOR THE SIX
                                   MONTHS ENDED           FOR THE YEAR ENDED OCTOBER 31,
                                   APRIL 30, 2005 ----------------------------------------------
                                     (UNAUDITED)   2004     2003      2002      2001      2000
                                       -------  --------  --------  --------  --------  --------
PER SHARE DATA
  Net asset value, beginning of period $  8.52  $   8.27  $   7.19  $   7.96  $   8.73  $   9.66
                                       -------  --------  --------  --------  --------  --------
INVESTMENT OPERATIONS
  Net investment income                   0.30      0.63      0.65      0.651     0.80      0.81
  Net gain (loss) on investments
    (both realized and unrealized)       (0.36)     0.26      1.07     (0.73)    (0.77)    (0.86)
                                       -------  --------  --------  --------  --------  --------
      Total from investment operations   (0.06)     0.89      1.72     (0.08)     0.03     (0.05)
                                       -------  --------  --------  --------  --------  --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income   (0.33)    (0.64)    (0.64)    (0.69)    (0.80)    (0.81)
  Distributions from net realized gains  (0.13)       --        --        --        --     (0.07)
                                       -------  --------  --------  --------  --------  --------
      Total dividends and distributions  (0.46)    (0.64)    (0.64)    (0.69)    (0.80)    (0.88)
                                       -------  --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD         $  8.00  $   8.52  $   8.27  $   7.19  $   7.96  $   8.73
                                       =======  ========  ========  ========  ========  ========
      Total return2                     (0.97)%    11.13%    24.55%   (1.36)%     0.14%   (0.81)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                    $ 34,186  $ 43,077  $ 42,536  $  2,860  $  1,667  $  1,313
    Ratio of expenses to average
      net assets                          1.85%    31.85%     1.85%     1.85%     1.85%     1.85%
    Ratio of net investment income
      to average net assets               7.22%3    7.46%     7.87%     8.35%     9.22%     8.60%
    Decrease reflected in above
      operating expense ratios due
      to waivers/reimbursements           0.06%    30.05%     0.14%     1.97%     1.35%     1.58%
  Portfolio turnover rate                   16%       16%       20%       86%       41%       44%

--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.
2 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
3 Annualized.

                 See Accompanying Notes to Financial Statements.

                                       33


CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------
                                   FOR THE SIX
                                   MONTHS ENDED           FOR THE YEAR ENDED OCTOBER 31,
                                   APRIL 30, 2005 ----------------------------------------------
                                     (UNAUDITED)   2004     2003      2002      2001      20001
                                       -------  --------  --------  --------  --------  --------
PER SHARE DATA

  Net asset value, beginning of period $  8.54  $   8.28  $   7.20  $   7.96  $   8.73  $   9.57
                                       -------  --------  --------  --------  --------  --------
INVESTMENT OPERATIONS
  Net investment income                   0.30      0.63      0.64      0.612     0.80      0.533
  Net gain (loss) on investments (both
    realized and unrealized)             (0.37)     0.27      1.08     (0.68)    (0.77)    (0.84)
                                       -------  --------  --------  --------  --------  --------
      Total from investment operations   (0.07)     0.90      1.72     (0.07)     0.03     (0.31)
                                       -------  --------  --------  --------  --------  --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income   (0.33)    (0.64)    (0.64)    (0.69)    (0.80)    (0.53)
  Distributions from net realized gains  (0.13)       --        --        --        --        --
                                       -------  --------  --------  --------  --------  --------
      Total dividends and distributions  (0.46)    (0.64)    (0.64)    (0.69)    (0.80)    (0.53)
                                       -------  --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD         $  8.01  $   8.54  $   8.28  $   7.20  $   7.96  $   8.73
                                       =======  ========  ========  ========  ========  ========
      Total return3                     (0.97)%    11.26%    24.54%   (1.22)%     0.14%     3.31%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                     $64,256  $ 92,967  $ 94,255  $  6,545  $    623  $     78
    Ratio of expenses to
      average net assets                  1.85%    41.85%     1.85%     1.85%     1.85%     1.85%4
    Ratio of net investment income
      to average net assets               7.22%4    7.46%     7.86%     8.03%     9.18%     7.57%4
    Decrease reflected in above
      operating expense ratios due
      to waivers/reimbursements           0.06%4    0.05%     0.14%     2.61%     1.75%     1.58%4
  Portfolio turnover rate                   16%       16%       20%       86%       41%       44%

--------------------------------------------------------------------------------
1 For the period February 28, 2000 (inception date) through October 31, 2000.
2 Per share information is calculated using the average shares outstanding method.
3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
4 Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

   Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

   The Fund is authorized to offer four Classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Class A shares are sold subject to a front-end sales charge up to 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described above under "Security Valuation".

   H) SECURITIES LENDING - Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities. During the six months ended April 30, 2005, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $715,835, of which $588,201 was rebated to borrowers

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

(brokers). The Fund retained $89,658 from the cash collateral investment, and SSB, as lending agent, was paid $37,976. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

   I) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

   In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2005, investment advisory fees earned and voluntarily waived were $732,320 and $73,610, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2005, co-administrative services fees earned by CSAMSI were $126,628.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $113,984.

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. CSAMSI is currently paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

   For the six months ended April 30, 2005, CSAMSI and its affiliates advised the Fund that they retained $166,752 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2005, Merrill was paid $10,784 for its services to the Fund.

NOTE 4. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2005, the Fund had no loans outstanding under the Credit Facility. During the six months ended April 30, 2005, the Fund had borrowings under the Credit Facility as follows:

               AVERAGE DAILY       WEIGHTED AVERAGE     MAXIMUM DAILY
                LOAN BALANCE        INTEREST RATE%    LOAN OUTSTANDING
               -------------       ----------------   ---------------
               $6,690,471               3.180%           $15,950,000

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2005, purchases and sales of investment securities (excluding short-term investments) were $38,961,479 and $66,190,433, respectively.

   At April 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $232,442,258, $11,115,731, $(5,793,464) and $5,322,267, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class were as follows:


                                                      COMMON CLASS
                                 -----------------------------------------------------
                                  FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)    OCTOBER 31, 2004
                                 -----------------------------------------------------
                                     SHARES       VALUE         SHARES        VALUE
                                  -----------  -----------   ----------   ----------
Shares issued in reinvestment
  of dividends and distributions       6,209   $    52,146        9,690   $   81,122
Shares redeemed                      (30,299)     (257,510)      (7,400)     (62,119)
                                  ----------   -----------   ----------   ----------
Net increase (decrease)              (24,090)  $  (205,364)       2,290   $   19,003
                                  ==========   ===========   ==========   ==========

                                                         CLASS A
                                 -----------------------------------------------------
                                  FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)    OCTOBER 31, 2004
                                 -----------------------------------------------------
                                     SHARES       VALUE         SHARES        VALUE
                                  -----------  -----------   ----------   ----------
Shares sold                        3,350,294   $ 28,466,636   6,903,205   $58,155,863
Shares issued in reinvestment
  of dividends and distributions     563,734      4,749,635     657,012     5,514,747
Shares redeemed                   (7,467,181)   (62,410,800) (8,326,673)  (69,954,781)
                                  ----------   ------------  ----------   -----------
Net decrease                      (3,553,153)  $(29,194,529)   (766,456)  $(6,284,171)
                                  ==========   ============  ==========   ===========

                                       40


CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

                                                         CLASS B
                                  ----------------------------------------------------
                                  FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)    OCTOBER 31, 2004
                                 -----------------------------------------------------
                                     SHARES       VALUE         SHARES        VALUE
                                  -----------  -----------   ----------   ----------
Shares sold                          213,176   $ 1,796,344      756,214   $ 6,353,456
Shares issued in reinvestment
  of dividends and distributions      61,080       512,991       73,558       615,051
Shares redeemed                   (1,055,652)   (8,810,583)    (919,871)   (7,691,662)
                                  ----------   -----------   ----------   -----------
Net decrease                        (781,396)  $(6,501,248)     (90,099)  $  (723,155)
                                  ==========   ===========   ==========   ===========

                                                         CLASS C
                                 -----------------------------------------------------
                                  FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)    OCTOBER 31, 2004
                                 -----------------------------------------------------
                                     SHARES       VALUE         SHARES        VALUE
                                  -----------  -----------   ----------   ----------
Shares sold                        1,178,275   $  9,995,087   3,371,485   $ 28,376,314
Shares issued in reinvestment
  of dividends and distributions     125,603      1,057,531     180,244      1,509,748
Shares redeemed                   (4,176,847)   (34,820,814) (4,042,421)   (33,844,824)
                                  ----------   ------------  ----------   -----------
Net decrease                      (2,872,969)  $(23,768,196)   (490,692)  $ (3,958,762)
                                  ==========   ============  ==========   ===========


   On April 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                 NUMBER OF         APPROXIMATE PERCENTAGE
                               SHAREHOLDERS         OF OUTSTANDING SHARES
                               ------------         ---------------------
            Common Class             4                       71%
            Class A                  3                       59%
            Class B                  1                       58%
            Class C                  1                       62%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE HIGH INCOME FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

   In approving the Advisory Agreement, the Board of Trustees of the Fund, including the Independent Trustees, considered the following factors:

   Investment Advisory Fee Rate
   ----------------------------

   The Board reviewed and considered the contractual advisory fee rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million (the "Contractual Advisory Fee") paid by the Fund to CSAM in light of the extent and quality of the advisory services provided. The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate after taking waivers and reimbursements into account of 0.53% for the Fund (the "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

   Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

   Nature, Extent and Quality of the Services under the Advisory Agreement
   -----------------------------------------------------------------------

   The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by CSAM under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by CSAM. The Board reviewed background information about CSAM, including its Form ADV. The Board considered the background and experience of CSAM's senior management and the expertise of, and the amount of attention given to the Fund by senior personnel of CSAM. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other CSAM clients for comparable services.

CREDIT SUISSE HIGH INCOME FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

   Fund Performance
   ----------------

   The Board received and considered the one-year, three-year and five-year performance of the Fund, along with comparisons, for all presented periods, both to the Peer Group and the Universe. The Board was provided with a description of the methodology used to arrive at the funds included in the Peer Group and the Universe.

   The Board reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

   CSAM Profitability
   ------------------

   The Board received and considered a profitability analysis of CSAM based on the fees payable under the Advisory Agreement, for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and CSAM affiliates on the other. The Board received profitability information for the other funds in the CSAM family of funds.

   Economies of Scale
   ------------------

   The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether the breakpoint fee structure was a reasonable means of sharing economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

   Other Benefits to CSAM
   ----------------------

   The Board considered other benefits received by CSAM and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of CSAM and benefits potentially derived from an increase in CSAM's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CSAM and its affiliates).

   The Board considered the standards applied in seeking best execution and the existence of quality controls applicable to brokerage allocation procedures.

CREDIT SUISSE HIGH INCOME FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

The Board also reviewed CSAM's method for allocating portfolio investment opportunities among the Fund and other advisory clients.

   Conclusions
   -----------

   In selecting CSAM, and approving the Advisory Agreement, and the investment advisory fee under such agreement, the Board concluded that:

   o the Contractual Advisory Fee and the Net Advisory Fee, which were both at approximately the median of the Fund's Peer Group, were considered reasonable.

   o the existence of breakpoints serves to enable shareholders to share in economies of scale as the Fund grows.

   o the Fund's one-year, three-year and five-year performance was higher than the median of its Peer Group.

   o the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by CSAM and that, based on dialogue with management and counsel, the services provided by CSAM under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers.

   o in light of the costs of providing investment management and other services to the Fund and CSAM's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that CSAM and its affiliates received were considered reasonable.

   o CSAM's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

   No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE HIGH INCOME FUND
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                     Important Privacy Choices for Consumers
                     ---------------------------------------

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   o Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

[ ] No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("CSAM"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in CSAM-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2005.

CREDIT SUISSE HIGH INCOME FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   o By calling 1-800-927-2874

   o On the Fund's website, www.csam.com/us

   o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874 o www.csam.com/us                               SUISSE | MANAGEMENT



CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.        HI-SAR-0405

ITEM 2. CODE OF ETHICS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Credit Suisse Opportunity Funds

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

                  /s/ Michael A. Pignataro
                  --------------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   July 5, 2005